2026 QUARTERLY REPORT
Russell Investments Exchange Traded Funds
JUNE 30, 2026
FUND
Russell Investments U.S. Small Cap Equity ETF (formerly, U.S. Small Cap Equity Active ETF)
Russell Investments International Developed Equity ETF (formerly, International Developed Equity Active ETF)
Russell Investments Global Equity ETF (formerly, Global Equity Active ETF)
Russell Investments Emerging Markets Equity ETF (formerly, Emerging Markets Equity Active ETF)
Russell Investments Global Infrastructure ETF (formerly, Global Infrastructure Active ETF)
Russell Investments Core Plus Bond ETF
Russell Investments Global Real Estate ETF

Russell Investments
Exchange Traded Funds
Russell Investments Exchange
Traded Funds is a series
investment company with seven
different investment portfolios
referred to as Funds. This
Quarterly Report reports on each
of these Funds.

Page
Russell Investments U.S. Small Cap Equity ETF 3
Russell Investments International Developed Equity ETF 9
Russell Investments Global Equity ETF 16
Russell Investments Emerging Markets Equity ETF 24
Russell Investments Global Infrastructure ETF 32
Russell Investments Core Plus Bond ETF 35
Russell Investments Global Real Estate ETF 44
Notes to Schedules of Investments 48
Notes to Quarterly Report 49
Russell Investments Exchange Traded Funds
Quarterly Report
June 30, 2026 (Unaudited)
Table of Contents

Russell Investments Exchange Traded Funds
Copyright © Russell Investments 2026. All rights reserved.
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Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
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rights related to the Russell trademarks, which the members of the Russell Investments group of companies are
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companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
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Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Russell Investments Exchange Traded Funds are distributed by Foreside Fund Services, LLC.

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.8%
Consumer Discretionary - 10.4%
Academy Sports & Outdoors, Inc. 2,946 139
Advance Auto Parts, Inc. 2,407 150
Advanced Energy Industries, Inc. 421 157
APi Group Corp.(Æ) 1,467 62
Atkore, Inc. 1,533 117
Atmus Filtration Technologies, Inc. 3,268 167
Boot Barn Holdings, Inc.(Æ) 1,161 191
Brunswick Corp. 1,866 157
Cadre Holdings, Inc. 4,885 139
Callaway Golf Co.(Æ) 6,759 127
Capri Holdings, Ltd.(Æ) 6,134 114
Cavco Industries, Inc.(Æ) 327 201
Century Communities, Inc. 3,014 216
Dana, Inc. 5,373 146
Dillard's, Inc. Class A 88 46
Douglas Dynamics, Inc. 3,153 170
Ethan Allen Interiors, Inc. 5,163 115
EW Scripps Co. (The) Class A(Æ) 26,474 73
First Watch Restaurant Group, Inc.(Æ) 14,164 183
FirstCash Holdings, Inc. 734 159
Five Below, Inc.(Æ) 817 147
Gap, Inc. (The) 3,478 65
Gray Media, Inc. 31,464 125
Green Brick Partners, Inc.(Æ) 2,098 168
Haverty Furniture Cos., Inc. 5,796 148
Kura Sushi USA, Inc. Class A(Æ) 1,238 71
Lear Corp. 958 128
Life Time Group Holdings, Inc.(Æ) 5,476 224
Lindblad Expeditions Holdings, Inc.(Æ) 7,648 216
Marriott Vacations Worldwide Corp. 2,885 294
Matthews International Corp. Class A 3,688 99
Monro, Inc. 8,803 151
Movado Group, Inc. 5,565 219
Newell Brands, Inc. 38,537 237
Nexstar Media Group, Inc. Class A 511 91
Oxford Industries, Inc. 3,071 107
Patrick Industries, Inc. 982 88
Penn Entertainment, Inc.(Æ) 8,975 192
People, Inc.(Æ) 2,494 115
PriceSmart , Inc. 677 132
Reservoir Media, Inc.(Æ) 8,975 89
Rocky Brands, Inc. 3,328 137
Rush Street Interactive, Inc.(Æ) 9,061 269
SharkNinja , Inc.(Æ) 1,236 188
Shoe Station Group, Inc. 9,571 142
Sphere Entertainment Co.(Æ) 1,375 238
Starz Entertainment Corp.(Æ) 5,349 154
Sturm Ruger & Co., Inc. 2,817 107
Super Group SGHC, Ltd. 13,629 185
Taylor Morrison Home Corp. Class A(Æ) 1,753 126
Texas Roadhouse, Inc. Class A 622 120
Thor Industries, Inc. 1,263 95
United Parks & Resorts, Inc.(Æ) 2,812 134
VF Corp. 4,122 69
Winmark Corp. 405 171
Winnebago Industries, Inc. 3,078 96
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wyndham Hotels & Resorts, Inc. 1,606 135
8,301
Consumer Staples - 3.4%
Andersons, Inc. (The) 2,600 178
Arko Corp. 20,266 163
Chefs' Warehouse, Inc. (The)(Æ) 2,188 210
Dole PLC 14,931 205
Helen of Troy, Ltd.(Æ) 7,479 217
Herbalife, Ltd.(Æ) 8,749 115
Interparfums , Inc. 1,511 169
Mission Produce, Inc.(Æ) 22,059 260
National Vision Holdings, Inc.(Æ) 5,156 98
Olaplex Holdings, Inc.(Æ) 68,438 140
Primo Brands Corp. Class A 1,784 44
Quanex Building Products Corp. 12,321 229
Utz Brands, Inc. 36,322 280
Vita Coco Co., Inc. (The)(Æ) 2,624 174
Warby Parker, Inc. Class A(Æ) 6,618 201
2,683
Energy - 4.7%
Antero Resources Corp.(Æ) 4,083 144
DNOW, Inc.(Æ) 11,676 151
EagleRock Land LLC Class A(Æ) 5,342 114
Kodiak Gas Services, Inc. 3,048 229
Liberty Energy, Inc. Class A 5,913 155
Matrix Service Co.(Æ) 8,820 121
National Energy Services Reunited Corp.
(Æ) 10,038 300
Natural Gas Services Group, Inc. 3,639 157
NPK International, Inc.(Æ) 19,865 316
Oceaneering International, Inc.(Æ) 4,114 167
Ormat Technologies, Inc. 1,617 176
Select Water Solutions, Inc. Class A 22,612 452
SM Energy Co. 6,413 167
Solaris Energy Infrastructure, Inc. Class A 4,467 359
TETRA Technologies, Inc.(Æ) 20,685 234
Transocean, Ltd.(Æ) 30,228 148
Warrior Met Coal, Inc. 1,620 132
WaterBridge Infrastructure LLC Class A 5,174 177
Weatherford International PLC 1,288 105
3,804
Financial Services - 20.8%
Ally Financial, Inc. 3,269 150
American Integrity Insurance Group, Inc. 5,786 109
Ameris Bancorp 1,589 143
Banc of California, Inc. 6,214 127
Bank of Hawaii Corp. 1,771 144
BankUnited, Inc. 2,247 109
Banner Corp. 2,067 137
BGC Group, Inc. Class A 15,553 166
Bladex, Inc. Class E 1,913 118
Bowhead Specialty Holdings, Inc.(Æ) 5,397 162
Bread Financial Holdings, Inc. 1,896 205
Brixmor Property Group, Inc.(ö) 487 15
Broadstone Net Lease, Inc.(ö) 7,854 162
Business First Bancshares, Inc. 5,379 165

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Camden Property Trust(ö) 772 88
Capital Bancorp, Inc. 4,295 151
Capital City Bank Group, Inc. 2,285 113
CareTrust REIT, Inc.(ö) 4,520 182
Centerspace (ö) 1,889 106
CNO Financial Group, Inc. 3,104 158
Coastal Financial Corp.(Æ) 1,078 84
Community Financial System, Inc. 2,203 148
Community Healthcare Trust, Inc.(ö) 7,225 132
Compass, Inc. Class A(Æ) 17,192 212
Corebridge Financial, Inc. 4,956 142
CTO Realty Growth, Inc.(ö) 12,410 267
Cullen/Frost Bankers, Inc. 930 144
Dave, Inc.(Æ) 768 286
Dime Commercial Bancshares, Inc. 5,966 243
Enterprise Financial Services Corp. 1,994 131
Esquire Financial Holdings, Inc. 1,104 132
EZCORP, Inc. Class A(Æ) 8,398 290
FB Financial Corp. 2,908 161
Federal Agricultural Mortgage Corp. Class
C 756 151
First BanCorp 7,055 184
First Community Corp. 3,505 115
First Industrial Realty Trust, Inc.(ö) 1,074 66
First Mid Bancshares, Inc. 2,708 130
Five Star Bancorp 3,317 162
German American Bancorp, Inc. 3,962 188
Getty Realty Corp.(ö) 3,452 115
Glacier Bancorp, Inc. 4,500 232
Globe Life, Inc. 713 127
Grid Dynamics Holdings, Inc.(Æ) 12,693 72
Heritage Financial Corp. 4,687 139
Heritage Insurance Holdings, Inc.(Æ) 3,271 85
Hippo Holdings, Inc.(Æ) 9,381 265
Home BancShares , Inc. 5,146 147
Horizon Bancorp, Inc. 9,827 196
Independent Bank Corp. 2,020 169
Jackson Financial, Inc. Class A 2,114 216
John Wiley & Sons, Inc. Class A 3,356 163
Jones Lang LaSalle, Inc.(Æ) 335 104
Lazard, Inc. 1,904 80
Legacy Housing Corp.(Æ) 4,733 124
Marcus & Millichap, Inc. 5,129 160
Marex Group PLC 3,311 202
McGrath RentCorp 1,258 152
Mercury General Corp. 1,434 153
Metropolitan Bank Holding Corp. 1,710 169
Miami International Holdings, Inc.(Æ) 2,132 79
Mid Penn Bancorp, Inc. 4,050 141
Millrose Properties, Inc. Class A(ö) 5,910 178
National Bank Holdings Corp. Class A 5,335 237
NETSTREIT Corp.(ö) 10,669 225
Newmark Group, Inc. Class A 9,063 137
Northeast Bank 1,092 145
Northpointe Bancshares, Inc. 6,943 133
OceanFirst Financial Corp. 19,047 372
OFG Bancorp 3,247 159
Peapack-Gladstone Financial Corp. 3,365 159
Pebblebrook Hotel Trust(ö) 10,821 210
Pelagos Insurance Capital, Ltd. 11,456 279
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perella Weinberg Partners 11,601 185
Popular, Inc. 732 120
Prosperity Bancshares, Inc. 1,639 120
Rayonier, Inc.(ö) 16,859 359
Reinsurance Group of America, Inc. Class A 666 142
Renasant Corp. 3,280 140
Ridgepost Capital, Inc. Class A 22,484 177
RLJ Lodging Trust(ö) 20,484 243
Ryman Hospitality Properties, Inc.(ö) 1,631 210
Seacoast Banking Corp. of Florida 3,876 129
Selective Insurance Group, Inc. 1,179 114
ServisFirst Bancshares, Inc. 1,282 111
SmartFinancial , Inc. 2,688 126
South Plains Financial, Inc. 2,920 126
Stifel Financial Corp. 1,459 102
Stock Yards Bancorp, Inc. 2,430 186
StoneX Group, Inc.(Æ) 2,520 299
TeraWulf , Inc.(Æ) 9,995 247
Terreno Realty Corp.(ö) 2,003 130
Texas Capital Bancshares, Inc. 1,258 130
Third Coast Bancshares, Inc.(Æ) 3,152 127
Towne Bank/Portsmouth VA 4,548 165
TriCo Bancshares 2,096 113
Triumph Financial, Inc.(Æ) 2,840 217
UL Solutions, Inc. Class A 1,260 128
UMH Properties, Inc.(ö) 8,826 134
Universal Insurance Holdings, Inc. 10,054 416
Walker & Dunlop, Inc. 1,904 104
WesBanco , Inc. 4,311 168
WisdomTree, Inc. 7,183 122
16,692
Health Care - 17.0%
ADMA Biologics, Inc.(Æ) 13,653 114
Allogene Therapeutics, Inc.(Æ) 77,281 161
Alphatec Holdings, Inc.(Æ) 20,169 174
Amneal Pharmaceuticals, Inc.(Æ) 8,289 144
AngioDynamics , Inc.(Æ) 6,308 82
ANI Pharmaceuticals, Inc.(Æ) 2,929 242
Annexon , Inc.(Æ) 16,032 92
Apogee Therapeutics, Inc.(Æ) 1,514 201
Arcturus Therapeutics Holdings, Inc.(Æ) 16,916 114
Arrowhead Pharmaceuticals, Inc.(Æ) 3,429 280
Artivion , Inc.(Æ) 3,345 75
Ascendis Pharma A/S(Æ) 374 100
Astrana Health, Inc.(Æ) 3,668 170
Aveanna Healthcare Holdings, Inc.(Æ) 12,992 111
Axsome Therapeutics, Inc.(Æ) 917 224
BioLife Solutions, Inc.(Æ) 4,528 128
Bridgebio Pharma, Inc.(Æ) 4,661 347
BrightSpring Health Services, Inc.(Æ) 2,653 185
CareDx , Inc.(Æ) 7,978 227
Celcuity , Inc.(Æ) 1,384 145
CG Oncology, Inc.(Æ) 2,839 202
Cogent Biosciences, Inc.(Æ) 6,425 249
Concentra Group Holdings Parent, Inc. 7,256 216
CRISPR Therapeutics AG(Æ) 2,264 124
Cytek Biosciences, Inc.(Æ) 22,740 101
Cytokinetics, Inc.(Æ) 3,361 286
Dianthus Therapeutics, Inc.(Æ) 2,442 238

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Emergent BioSolutions, Inc.(Æ) 13,589 114
Enovis Corp. Class W(Æ) 3,936 82
Ensign Group, Inc. (The) 1,032 165
Fulgent Genetics, Inc.(Æ) 4,930 101
Guardant Health, Inc.(Æ) 2,316 347
Harmony Biosciences Holdings, Inc.(Æ) 2,808 102
HealthEquity, Inc.(Æ) 2,197 198
Icon PLC(Æ) 823 143
Innoviva , Inc.(Æ) 7,517 171
Integer Holdings Corp.(Æ) 1,488 139
iRadimed Corp. 1,651 158
Krystal Biotech, Inc.(Æ) 550 204
Kymera Therapeutics, Inc.(Æ) 1,842 211
Lantheus Holdings, Inc.(Æ) 1,799 200
LeMaitre Vascular, Inc. 1,998 192
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,763 557
Madrigal Pharmaceuticals, Inc.(Æ) 567 304
Merit Medical Systems, Inc.(Æ) 1,062 74
Mineralys Therapeutics, Inc.(Æ) 3,846 104
Mirum Pharmaceuticals, Inc.(Æ) 2,708 317
Nektar Therapeutics(Æ) 1,464 102
Nuvalent , Inc. Class A(Æ) 1,719 212
Omnicell, Inc.(Æ) 1,927 80
Option Care Health, Inc.(Æ) 6,157 129
Oruka Therapeutics, Inc.(Æ) 3,402 324
Oscar Health, Inc. Class A(Æ) 8,251 235
Park Dental Partners, Inc.(Æ) 4,719 102
Pennant Group, Inc. (The)(Æ) 4,998 185
Phibro Animal Health Corp. Class A 3,676 115
Praxis Precision Medicines, Inc.(Æ) 607 203
Protagonist Therapeutics, Inc.(Æ) 1,859 228
PTC Therapeutics, Inc.(Æ) 3,562 291
Pursuit Attractions and Hospitality, Inc.(Æ) 2,741 153
RadNet , Inc.(Æ) 2,249 139
Rezolute , Inc.(Æ) 34,950 182
Rhythm Pharmaceuticals, Inc.(Æ) 1,913 212
Scholar Rock Holding Corp.(Æ) 4,833 266
Schrodinger, Inc.(Æ) 13,087 213
Spyre Therapeutics, Inc.(Æ) 2,245 199
Tango Therapeutics, Inc.(Æ) 6,685 209
Tarsus Pharmaceuticals, Inc.(Æ) 2,034 128
TG Therapeutics, Inc.(Æ) 4,376 240
Travere Therapeutics, Inc.(Æ) 4,923 280
UFP Technologies, Inc.(Æ) 651 173
US Physical Therapy, Inc. 3,767 259
Xenon Pharmaceuticals, Inc.(Æ) 2,655 160
13,634
Materials and Processing - 7.7%
AAON, Inc. 1,210 154
AdvanSix , Inc. 6,091 121
Albemarle Corp. 477 64
Alcoa Corp. 1,441 75
Avient Corp. 4,337 160
Boise Cascade Co. 1,346 105
BrightView Holdings, Inc. 7,622 108
Carpenter Technology Corp. 130 80
Celanese Corp. Class A 1,785 82
Century Aluminum Co.(Æ) 2,356 108
Chemours Co. (The) 7,883 162
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Clearwater Paper Corp.(Æ) 4,776 75
Commercial Metals Co. 3,633 228
Constellium SE(Æ) 5,314 169
Crown Holdings, Inc. 1,020 114
Fabrinet(Æ) 143 80
Ferroglobe PLC 32,193 102
Greif, Inc. Class A 1,789 133
H.B. Fuller Co. 2,463 144
Hudson Technologies, Inc.(Æ) 19,291 111
Huntsman Corp. 8,683 92
Ingevity Corp.(Æ) 1,893 141
Innospec, Inc. 2,026 165
Insteel Industries, Inc. 3,959 120
James Hardie Industries PLC(Æ) 3,781 99
JELD-WEN Holding, Inc.(Æ) 40,624 61
Karat Packaging, Inc. 2,681 90
Koppers Holdings, Inc. 3,235 145
Kronos Worldwide, Inc. 10,474 66
Legence Corp. Class A(Æ) 1,642 140
Louisiana-Pacific Corp. 1,918 151
Magnera Corp.(Æ) 6,937 82
Mativ Holdings, Inc. 12,609 95
Metallus , Inc.(Æ) 7,165 134
Myers Industries, Inc. 6,742 238
OPENLANE, Inc.(Æ) 4,130 170
Quaker Chemical Corp. 855 136
Ranpak Holdings Corp.(Æ) 17,313 127
Rayonier Advanced Materials, Inc.(Æ) 12,789 101
Rogers Corp.(Æ) 552 90
Simpson Manufacturing Co., Inc. 484 101
SSR Mining, Inc.(Æ) 4,591 130
Stepan Co. 3,969 221
Timken Co. (The) 1,501 218
Titan America SA 5,112 95
Trekor Metals, Ltd.(Æ) 7,961 55
TriMas Corp. 3,848 173
UFP Industries, Inc. 1,781 162
Watsco , Inc. 287 120
Worthington Steel, Inc. 3,118 105
6,198
Producer Durables - 16.7%
ABM Industries, Inc. 3,151 139
Aebi Schmidt Holding AG 12,056 151
Albany International Corp. Class A 2,390 178
Allient , Inc. 1,567 161
American Superconductor Corp.(Æ) 2,509 104
AMN Healthcare Services, Inc.(Æ) 7,226 234
Amprius Technologies, Inc.(Æ) 7,787 108
ArcBest Corp. 842 121
Arcosa , Inc. 1,564 227
Ardmore Shipping Corp. 8,782 123
Argan, Inc. 572 457
AZZ, Inc. 920 143
Bowman Consulting Group, Ltd.(Æ) 3,876 113
Cactus, Inc. Class A 1,772 91
Cardinal Infrastructure Group, Inc. Class
A(Æ) 2,117 199
Casella Waste Systems, Inc. Class A(Æ) 1,979 192
CECO Environmental Corp.(Æ) 4,169 378

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Centuri Holdings, Inc.(Æ) 4,888 148
Champion Homes, Inc.(Æ) 1,868 165
Comfort Systems USA, Inc. 36 71
Covenant Logistics Group, Inc. Class A 6,523 288
Cross Country Healthcare, Inc.(Æ) 11,109 147
Custom Truck One Source, Inc.(Æ) 12,973 153
Deluxe Corp. 7,405 177
DHT Holdings, Inc. 6,995 116
Ducommun, Inc.(Æ) 809 150
EMCOR Group, Inc. 66 55
ESCO Technologies, Inc. 456 160
Everus Construction Group, Inc.(Æ) 839 139
Federal Signal Corp. 1,290 166
Flowserve Corp. 1,142 85
Fluor Corp.(Æ) 3,961 208
Frontdoor , Inc.(Æ) 2,529 196
Frontier Group Holdings, Inc.(Æ) 26,031 206
GPGI, Inc. Class A 5,543 88
Greenbrier Cos., Inc. (The) 2,717 133
GXO Logistics, Inc.(Æ) 2,252 114
Herc Holdings, Inc. Class W 1,023 147
Holley, Inc.(Æ) 21,311 54
Hub Group, Inc. Class A 3,543 155
Huntington Ingalls Industries, Inc. 138 39
Hyster-Yale, Inc. 2,655 93
Kelly Services, Inc. Class A 9,037 111
Kforce , Inc. 5,270 247
Knight-Swift Transportation Holdings, Inc. 1,275 99
Littelfuse , Inc. 382 174
Mama's Creations, Inc.(Æ) 11,149 199
Marten Transport, Ltd. 15,620 271
Materion Corp. 783 233
Maximus, Inc. 1,859 100
Mercury Systems, Inc.(Æ) 1,767 216
Mesa Laboratories, Inc. 2,182 217
Methode Electronics, Inc. 11,125 211
Middleby Corp. (The)(Æ) 1,103 190
MillerKnoll , Inc. 12,468 255
MSC Industrial Direct Co., Inc. Class A 905 108
MYR Group, Inc.(Æ) 391 196
Park Aerospace Corp. 4,445 170
Phinia , Inc. 2,410 198
Powell Industries, Inc. 538 154
Primoris Services Corp. 1,334 132
Priority Technology Holdings, Inc.(Æ) 13,377 89
PROG Holdings, Inc. 5,076 237
Radiant Logistics, Inc.(Æ) 14,516 137
Regal Rexnord Corp. 445 106
Robert Half, Inc. 5,079 156
RXO, Inc.(Æ) 7,927 219
Ryder System, Inc. 433 114
Saia, Inc.(Æ) 385 162
Scorpio Tankers, Inc. 2,100 145
Scotts Miracle-Gro Co. (The) Class A 2,426 165
Stagwell , Inc.(Æ) 22,618 168
Sterling Infrastructure, Inc.(Æ) 224 188
Teekay Tankers, Ltd. Class A 1,891 123
Tennant Co. 1,160 102
Titan Machinery, Inc.(Æ) 4,897 103
TopBuild Corp.(Æ) 150 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Toro Co. (The) 896 87
TrueBlue, Inc.(Æ) 13,633 95
Tutor Perini Corp. 1,939 161
V2X, Inc.(Æ) 2,718 203
Versigent PLC(Æ) 3,955 166
Werner Enterprises, Inc. 6,296 275
ZipRecruiter, Inc. Class A(Æ) 22,802 85
13,392
Technology - 15.4%
ACM Research, Inc. Class A(Æ) 2,731 347
Aehr Test Systems(Æ) 1,445 139
Agilysys, Inc.(Æ) 2,126 222
Ambarella, Inc.(Æ) 1,468 126
Amentum Holdings, Inc.(Æ) 6,282 130
Appian Corp. Class A(Æ) 13,686 313
Applied Optoelectronics, Inc.(Æ) 875 130
Axcelis Technologies, Inc.(Æ) 408 77
Calix, Inc.(Æ) 2,465 92
Camtek , Ltd.(Æ) 604 98
Cargurus , Inc.(Æ) 3,482 119
Ciena Corp.(Æ) 224 110
Cirrus Logic, Inc.(Æ) 720 107
Clear Secure, Inc. Class A 3,816 213
Clearfield, Inc.(Æ) 3,147 125
Commvault Systems, Inc.(Æ) 1,719 244
Consensus Cloud Solutions, Inc. Class
W(Æ) 4,671 178
Crane NXT Co. 7,369 377
DigitalOcean Holdings, Inc.(Æ) 1,407 221
Diodes, Inc.(Æ) 1,824 200
Dropbox, Inc. Class A(Æ) 7,664 210
DXC Technology Co.(Æ) 19,809 175
Graham Corp.(Æ) 1,426 176
Ichor Holdings, Ltd.(Æ) 2,092 235
Inspired Entertainment, Inc.(Æ) 11,512 95
InterDigital , Inc. 572 162
JFrog , Ltd.(Æ) 3,621 329
Kopin Corp.(Æ) 26,143 117
Kulicke & Soffa Industries, Inc. 1,896 254
LightPath Technologies, Inc. Class A(Æ) 9,821 161
Lumentum Holdings, Inc.(Æ) 171 147
MACOM Technology Solutions Holdings,
Inc.(Æ) 306 116
Manhattan Associates, Inc.(Æ) 1,513 211
Maplebear , Inc.(Æ) 2,914 138
Marqeta , Inc. Class A(Æ) 62,399 253
Match Group, Inc. 2,914 111
Napco Security Technologies, Inc. 4,056 154
nCino , Inc.(Æ) 2,125 35
NCR Voyix Corp.(Æ) 13,757 112
nLight , Inc.(Æ) 2,009 140
Nutanix, Inc. Class A(Æ) 2,759 141
NVE Corp. 1,618 169
OneSpan , Inc. 16,732 240
Onto Innovation, Inc.(Æ) 583 221
Ouster, Inc.(Æ) 5,314 332
PDF Solutions, Inc.(Æ) 7,186 509
Pegasystems, Inc. 3,475 104
Planet Labs PBC(Æ) 7,485 248

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Playtika Holding Corp. 19,292 72
Power Integrations, Inc. 1,887 158
PubMatic, Inc. Class A(Æ) 10,262 135
Rambus, Inc.(Æ) 940 125
Red Violet, Inc.(Æ) 2,388 152
Roku, Inc.(Æ) 1,221 169
Silicon Motion Technology Corp. - ADR 1,016 339
SiTime Corp.(Æ) 217 162
Teradata Corp.(Æ) 4,357 151
Tower Semiconductor, Ltd.(Æ) 110 29
TTM Technologies, Inc.(Æ) 607 113
Ultra Clean Holdings, Inc.(Æ) 3,158 450
Varonis Systems, Inc.(Æ) 3,728 156
Viavi Solutions, Inc. Class W(Æ) 3,854 184
Vishay Intertechnology , Inc. 5,159 277
VTEX Class A(Æ) 25,805 103
WhiteFiber , Inc.(Æ) 5,185 201
Wolfspeed , Inc.(Æ) 3,066 148
Workiva, Inc.(Æ) 2,643 128
Xperi , Inc.(Æ) 11,410 94
Zeta Global Holdings Corp. Class A(Æ) 8,046 158
12,367
Utilities - 3.7%
Artesian Resources Corp. Class A 6,198 211
BKV Corp.(Æ) 4,672 128
Black Hills Corp. 1,919 143
Brookfield Infrastructure Corp. Class A 3,247 125
California Resources Corp. 2,307 122
Chesapeake Utilities Corp. 1,501 184
Excelerate Energy, Inc. Class A 6,095 231
Gulfport Energy Corp.(Æ) 702 119
Infinity Natural Resources, Inc. Class A(Æ) 6,412 81
Lumen Technologies, Inc.(Æ) 24,661 189
MGE Energy, Inc. 1,628 133
Northern Oil & Gas, Inc. 7,711 140
Northwestern Energy Group, Inc. 2,213 158
Permian Resources Corp. Class A 5,902 109
Portland General Electric Co. 4,027 209
RGC Resources, Inc. 3,958 95
Southwest Gas Holdings, Inc. 795 70
Spire, Inc. 2,470 193
UGI Corp. 5,641 195
Unitil Corp. 2,753 145
2,980
Total Common Stocks
(cost $66,070) 80,051
Warrants and Rights - 0.0%
Blueprint Medicines Corp.(Æ)(Š)
Rights 5 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 119,131
(∞)
119
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $119) 119
Total Investments - 100.0%
(identified cost $66,189) 80,170
Other Assets and Liabilities,
Net - 0.0%
5
Net Assets - 100.0%
80,175

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Russell Investments U.S. Small Cap Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 8,301 $ — $ —
$ —
$ 8,301
Consumer Staples 2,683 — —
—
2,683
Energy 3,804 — —
—
3,804
Financial Services 16,692 — —
—
16,692
Health Care 13,634 — —
—
13,634
Materials and Processing 6,198 — —
—
6,198
Producer Durables 13,392 — —
—
13,392
Technology 12,367 — —
—
12,367
Utilities 2,980 — —
—
2,980
Warrants and Rights — — — — —
Short-Term Investments — — — 119 119
Total Investments
$ 80,051 $ — $ — $ 119 $ 80,170
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 157 $ 1,523 $ 1,561 $ — $ — $ 119 $ 3 $ —

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.1%
Australia - 3.9%
ALS, Ltd. 26,323 416
Aristocrat Leisure, Ltd. 13,602 577
BHP Group, Ltd. 22,029 906
BlueScope Steel, Ltd. 14,097 311
Brambles, Ltd. 35,213 475
Commonwealth Bank of Australia 7,873 897
Computershare, Ltd. 17,836 473
PLS Group, Ltd.(Æ) 85,925 299
Santos, Ltd. 81,138 405
Westpac Banking Corp. 26,652 650
5,409
Austria - 0.6%
Erste Group Bank AG 4,900 656
Raiffeisen Bank International AG 2,684 171
827
Belgium - 0.7%
Ageas SA 3,719 297
Anheuser-Busch InBev SA 5,476 455
Proximus SADP 16,218 108
UCB SA 613 184
1,044
Brazil - 0.8%
Ambev SA 102,207 322
Banco Bradesco SA - ADR 41,715 145
MercadoLibre, Inc.(Æ) 66 112
Telefonica Brasil SA 33,136 218
Wheaton Precious Metals Corp. 3,309 372
1,169
Canada - 9.8%
Agnico Eagle Mines, Ltd. 2,604 405
Bank of Montreal 3,530 624
Bank of Nova Scotia (The) 5,793 504
Barrick Mining Corp. 13,212 486
Bombardier, Inc. Class B(Æ) 1,133 261
Brookfield Corp. 9,375 400
Brookfield Renewable Corp. 3,797 141
Cameco Corp. 3,345 341
Cameco Corp. Class A 1,721 175
Canadian Imperial Bank of Commerce 4,527 521
Canadian National Railway Co. 2,449 292
Canadian Natural Resources, Ltd. 13,065 517
Canadian Pacific Kansas City, Ltd. 3,957 343
Celestica, Inc.(Æ) 609 222
Cenovus Energy, Inc. 7,405 184
Dollarama, Inc. 2,246 297
Enbridge, Inc. 9,375 509
Fortis, Inc. 4,139 237
Great-West Lifeco, Inc. 3,221 205
Intact Financial Corp. 1,588 328
Kinross Gold Corp. 11,040 261
Magna International, Inc. Class A 8,329 548
Manulife Financial Corp. 11,696 474
National Bank of Canada 1,950 308
Nutrien, Ltd. 2,672 168
Power Corp. of Canada 3,461 216
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Bank of Canada 5,619 1,164
Shopify, Inc. Class A(Æ) 7,793 891
Stantec, Inc. 2,306 159
Sun Life Financial, Inc. 4,905 385
Suncor Energy, Inc. 7,199 387
TC Energy Corp. 5,771 382
Teck Resources, Ltd. Class B 3,804 227
Toromont Industries, Ltd. 1,644 270
Toronto-Dominion Bank (The) 7,042 856
13,688
China - 1.1%
Alibaba Group Holding, Ltd. 36,800 435
SITC International Holdings Co., Ltd. 49,000 196
Tencent Holdings, Ltd. 12,500 685
Trip.com Group, Ltd. - ADR(Æ) 4,535 181
1,497
Denmark - 1.3%
Danske Bank A/S 10,868 582
DSV A/S 1,248 295
H Lundbeck A/S 19,532 127
Novo Nordisk A/S Class B 15,766 758
1,762
Finland - 0.8%
Nokia Oyj 57,222 755
Nordea Bank Abp 19,798 376
Wartsila Oyj Abp Class B 1,435 55
1,186
France - 8.9%
Accor SA 6,230 362
Airbus SE 4,102 912
Amundi SA(Þ) 3,572 343
Arkema SA 3,555 224
AXA SA 10,028 503
Ayvens SA(Þ) 10,647 140
BNP Paribas SA 6,911 807
Capgemini SE 1,950 196
Carrefour SA 8,731 162
Compagnie de Saint-Gobain SA 3,142 284
Compagnie Generale des Etablissements
Michelin SCA 13,802 532
Eiffage SA 2,260 333
Engie SA 15,445 487
EssilorLuxottica SA 829 155
Hermes International SCA 204 373
Ipsen SA 1,322 255
L'Oreal SA 1,250 548
LVMH Moet Hennessy Louis Vuitton SE 1,476 816
Orange SA 20,215 381
Publicis Groupe SA 5,816 575
Renault SA 2,796 80
Rexel SA Class H 10,561 461
Safran SA 2,132 840
Sartorius Stedim Biotech 805 167
Societe Generale SA 8,652 765
Teleperformance SE 2,815 148
Thales SA 932 239
TotalEnergies SE 11,065 860

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vallourec SA(Æ) 8,284 194
Vinci SA 1,761 257
12,399
Germany - 6.9%
Allianz SE 1,405 665
BASF SE 11,320 605
Bayer AG 8,466 468
Continental AG 4,557 376
CTS Eventim AG & Co. KGaA 4,522 264
Daimler Truck Holding AG 11,965 577
Deutsche Bank AG 9,409 319
Deutsche Boerse AG 1,899 518
Deutsche Telekom AG 18,369 501
Evonik Industries AG 16,224 294
Fresenius Medical Care AG 7,302 330
Fresenius SE & Co. KGaA 6,602 302
Infineon Technologies AG 8,105 756
Mercedes-Benz Group AG 2,480 124
Merck KGaA 1,838 308
Rheinmetall AG 242 274
SAP SE 5,400 827
Siemens AG 2,878 925
Siemens Energy AG 3,613 684
Symrise AG 5,216 523
9,640
Greece - 0.3%
Eurobank SA 95,393 454
Hong Kong - 1.2%
AIA Group, Ltd. 72,000 656
CK Asset Holdings, Ltd. 25,500 143
Prudential PLC 38,399 511
WH Group, Ltd.(Þ) 298,000 315
1,625
India - 0.2%
HDFC Bank, Ltd. - ADR 11,773 304
Indonesia - 0.1%
Bank Central Asia Tbk PT 613,300 190
Ireland - 0.8%
Accenture PLC Class A 1,411 175
AIB Group PLC 24,775 291
Bank of Ireland Group PLC 31,728 632
1,098
Israel - 0.4%
Bank Leumi Le-Israel BM 14,420 323
Elbit Systems, Ltd. 188 143
Tower Semiconductor, Ltd.(Æ) 484 124
590
Italy - 3.5%
BPER Banca SpA 20,277 318
Davide Campari-Milano NV 44,608 278
Enel SpA 61,512 706
Eni SpA 17,911 422
FinecoBank Banca Fineco SpA 25,801 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA 63,797 437
Leonardo SpA 3,343 179
Ryanair Holdings PLC - ADR 4,139 268
Saipem SpA 88,862 448
UniCredit SpA 10,366 927
Unipol Assicurazioni SpA 9,789 273
4,903
Japan - 21.6%
Advantest Corp. 4,500 895
Aeon Co., Ltd. 14,100 116
Alfresa Holdings Corp. 14,200 190
Amada Co., Ltd. 14,400 261
Asahi Group Holdings, Ltd. 13,200 126
Asahi Kasei Corp. 24,300 268
Bridgestone Corp. 14,800 310
Chiba Bank, Ltd. (The) 17,400 264
Chugai Pharmaceutical Co., Ltd. 6,600 306
Dai Nippon Printing Co., Ltd. 14,200 258
Daiichi Life Group, Inc. 29,400 322
Daiichi Sankyo Co., Ltd. 14,200 228
Daikin Industries, Ltd. 3,300 501
Denso Corp. 12,500 144
Disco Corp. 500 250
Eisai Co., Ltd. 4,400 111
Fast Retailing Co., Ltd. 1,000 509
FUJIFILM Holdings Corp. 13,800 296
Fujikura, Ltd. 10,100 387
Fujitsu, Ltd. 11,700 234
Fukuoka Financial Group, Inc. 5,300 223
Hitachi, Ltd. 25,100 690
Honda Motor Co., Ltd. 21,200 193
Horiba, Ltd. 1,400 236
Hoya Corp. 3,900 622
Isuzu Motors, Ltd. 8,000 106
ITOCHU Corp. 31,400 358
Japan Airlines Co., Ltd. 8,900 156
Japan Post Insurance Co., Ltd. Class A 31,600 297
Kajima Corp. 6,400 231
Keyence Corp. 1,900 947
Kioxia Holdings Corp.(Æ) 1,200 662
Koito Manufacturing Co., Ltd. 18,200 285
Komatsu, Ltd. 7,300 282
Kubota Corp. 32,200 532
MINEBEA MITSUMI, Inc. 13,900 407
Mitsubishi Corp. 13,300 356
Mitsubishi Electric Corp. 13,400 484
Mitsubishi Estate Co., Ltd. 11,800 301
Mitsubishi Gas Chemical Co., Inc. 3,800 118
Mitsubishi Heavy Industries, Ltd. 11,700 264
Mitsubishi UFJ Financial Group, Inc. 49,100 968
Mitsui & Co., Ltd. 10,400 288
Mitsui Fudosan Co., Ltd. 30,000 277
Mizuho Financial Group, Inc. 12,700 605
MS&AD Insurance Group Holdings, Inc. 12,800 334
Murata Manufacturing Co., Ltd. 12,400 869
Nintendo Co., Ltd. 5,700 239
Nitto Denko Corp. 14,700 287
NOF Corp. 13,200 214
Obayashi Corp. 6,000 120

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obic Co., Ltd. 8,000 188
Olympus Corp. 22,200 232
Oriental Land Co., Ltd. 12,400 190
ORIX Corp. 10,200 386
Persol Holdings Co., Ltd. 140,000 213
Recruit Holdings Co., Ltd. 4,200 293
Resona Holdings, Inc. 49,100 636
Rinnai Corp. 10,800 236
Rohm Co., Ltd. 6,600 219
Shin-Etsu Chemical Co., Ltd. 14,100 608
SMC Corp. 700 307
SoftBank Corp. 207,200 265
SoftBank Group Corp. 16,900 620
Sompo Holdings, Inc. 4,500 173
Sony Group Corp. 26,000 524
Stanley Electric Co., Ltd. 9,800 212
Subaru Corp. 10,200 150
Sumitomo Corp. 34,000 324
Sumitomo Metal Mining Co., Ltd. 2,400 110
Sumitomo Mitsui Financial Group, Inc. 21,100 824
Sumitomo Mitsui Trust Group, Inc. 12,700 473
Suntory Beverage & Food, Ltd. 12,600 348
Sysmex Corp. 11,200 101
T&D Holdings, Inc. 13,700 405
Takeda Pharmaceutical Co., Ltd. 16,100 510
TDK Corp. 31,400 689
Tokio Marine Holdings, Inc. 10,600 470
Tokyo Electron, Ltd. 3,100 1,471
Toray Industries, Inc. 27,000 187
Toyota Motor Corp. 32,500 545
Tsuruha Holdings, Inc. 12,200 154
Yamato Holdings Co., Ltd. 8,100 91
30,081
Luxembourg - 0.2%
ArcelorMittal SA 1,284 77
RTL Group SA 4,125 147
224
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 61,000 229
Mexico - 0.1%
America Movil SAB de CV - ADR 7,374 192
Netherlands - 5.7%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 10,191 433
Adyen NV(Æ)(Þ) 120 112
Argenx SE(Æ) 403 374
ASM International NV 55 63
ASML Holding NV 1,962 3,859
Heineken NV 2,885 243
ING Groep NV 30,054 950
Koninklijke Ahold Delhaize NV 6,889 277
Koninklijke Philips NV 14,239 386
Magnum Ice Cream Co. NV (The)(Æ) 12,906 225
NN Group NV 5,249 460
Randstad NV 7,460 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Universal Music Group NV 19,611 411
8,008
Norway - 0.4%
Equinor ASA Class N 15,645 496
Portugal - 0.2%
EDP SA 40,189 210
Singapore - 1.2%
DBS Group Holdings, Ltd. 6,300 318
Grab Holdings, Ltd. Class A(Æ) 82,230 310
Oversea-Chinese Banking Corp., Ltd. 17,500 335
Sea, Ltd. - ADR(Æ) 3,516 337
Singapore Technologies Engineering, Ltd. 24,900 200
STMicroelectronics NV 1,568 116
United Overseas Bank, Ltd. 1,500 46
1,662
South Africa - 0.3%
Anglo American PLC 4,473 219
Old Mutual, Ltd. 181,336 149
368
South Korea - 1.3%
Samsung Electronics Co., Ltd. 129 28
Shinhan Financial Group Co., Ltd. 4,403 272
SK Hynix, Inc. 594 1,016
SK Square Co., Ltd. 199 218
SK Telecom Co., Ltd. 3,733 213
1,747
Spain - 1.8%
ACS Actividades de Construccion y
Servicios SA 653 96
Banco Santander SA 64,145 886
Iberdrola SA 26,134 652
Industria de Diseno Textil SA 8,793 554
Mapfre SA 24,208 120
Repsol SA 6,666 167
2,475
Sweden - 1.8%
Assa Abloy AB Class B 7,169 253
Atlas Copco AB Class A 21,689 439
Atlas Copco AB Class B 14,737 261
Boliden AB 1,391 78
Epiroc AB Class B 7,675 178
Industrivarden AB Class A 4,661 261
Investor AB Class B 4,746 197
SKF AB Class B 10,544 271
Tele2 AB Class B 3,726 65
Telefonaktiebolaget LM Ericsson Class B 31,866 355
Trelleborg AB Class B 2,088 87
2,445
Switzerland - 4.7%
ABB, Ltd. 7,766 842
Compagnie Financiere Richemont SA
Class A 2,876 664
Galderma Group AG 1,876 427

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Julius Baer Group, Ltd. 4,736 409
Logitech International SA 2,942 276
Lonza Group AG 824 556
Nestle SA 8,605 885
Swatch Group AG (The) Class B 920 225
UBS Group AG 37,117 1,840
Zurich Insurance Group AG 572 424
6,548
Taiwan - 1.9%
Delta Electronics, Inc. 3,000 184
Hon Hai Precision Industry Co., Ltd. 15,000 118
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 4,818 2,301
2,603
Thailand - 0.1%
Kasikornbank PCL - NVDR 24,800 163
United Arab Emirates - 0.1%
First Abu Dhabi Bank PJSC 45,638 211
United Kingdom - 9.7%
3i Group PLC 9,502 313
AstraZeneca PLC 6,606 1,236
Barclays PLC 68,835 463
British American Tobacco PLC 17,033 1,057
BT Group PLC 67,189 169
CK Hutchison Holdings, Ltd. Class B 29,000 245
Compass Group PLC 19,004 614
Diageo PLC 10,265 207
Diploma PLC 4,993 472
GSK PLC 46,212 1,214
HSBC Holdings PLC 84,376 1,601
ICG PLC 5,701 128
Imperial Brands PLC 4,595 170
Intertek Group PLC 4,779 368
J Sainsbury PLC 82,762 351
Kingfisher PLC 77,817 292
National Grid PLC 17,614 292
NatWest Group PLC 15,964 141
Reckitt Benckiser Group PLC 13,342 869
RELX PLC 12,393 389
Rolls-Royce Holdings PLC 43,158 827
Smith & Nephew PLC 10,264 149
Standard Chartered PLC 24,807 672
Subsea 7 SA 5,431 185
Tesco PLC 42,724 260
Unilever PLC 6,581 395
United Utilities Group PLC 9,903 172
Verisure PLC(Æ) 16,827 188
Weir Group PLC (The) 4,734 151
13,590
United States - 6.5%
Aegon, Ltd. 24,696 210
AP Moller - Maersk A/S Class A 35 81
AP Moller - Maersk A/S Class B 43 102
BP PLC 92,542 573
Experian PLC 11,035 372
Haleon PLC 114,595 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 992 515
Medtronic PLC 1,479 116
Novartis AG 7,438 1,165
Roche Holding AG 3,923 1,622
Sanofi SA 9,400 806
Schneider Electric SE 4,145 1,352
Shell PLC 34,502 1,342
Spotify Technology SA(Æ) 698 321
9,106
Total Common Stocks
(cost $117,687) 138,143
Preferred Stocks - 0.6%
Germany - 0.6%
Dr Ing hc F Porsche AG
2.248% (Ÿ)(Þ) 3,714 185
Henkel AG & Co. KGaA
2.903% (Ÿ) 2,554 215
Porsche Automobil Holding SE
5.639% (Ÿ) 5,892 181
Volkswagen AG
6.666% (Ÿ) 2,348 188
769
Total Preferred Stocks
(cost $856) 769
Warrants and Rights - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
Rights 653 1
Total Warrants and Rights
(cost $2) 1
Short-Term Investments - 0.0%
United States - 0.0%
U.S. Cash Management Fund(@) 38,926 (∞) 39
Total Short-Term Investments
(cost $39) 39
Total Investments - 99.7%
(identified cost $118,584) 138,952
Other Assets and Liabilities,
Net - 0.3%
483
Net Assets - 100.0%
139,435

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 13
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.1%
ABN AMRO Bank NV 05/13/25 EUR 10,191 28 .33 289
433
Adyen NV 02/09/26 EUR 120 1,051 .16 126
112
Amundi SA 06/12/25 EUR 3,572 77 .12 276
343
Ayvens SA 09/25/25 EUR 10,647 12 .12 129
140
Dr Ing hc F Porsche AG 04/10/26 EUR 3,714 47 .12 175
185
WH Group, Ltd. 05/13/25 HKD 298,000 1 .00 298 315
1,528
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 5,409 $ — $ — $ — $ 5,409
Austria 827 — — — 827
Belgium 1,044 — — — 1,044
Brazil 1,169 — — — 1,169
Canada 13,688 — — — 13,688
China 1,497 — — — 1,497
Denmark 1,762 — — — 1,762
Finland 1,186 — — — 1,186
France 12,399 — — — 12,399
Germany 9,640 — — — 9,640
Greece 454 — — — 454
Hong Kong 1,625 — — — 1,625
India 304 — — — 304
Indonesia 190 — — — 190
Ireland 1,098 — — — 1,098
Israel 590 — — — 590
Italy 4,903 — — — 4,903
Japan 30,081 — — — 30,081
Luxembourg 224 — — — 224
Macao 229 — — — 229
Mexico 192 — — — 192
Netherlands 8,008 — — — 8,008
Norway 496 — — — 496
Portugal 210 — — — 210
Singapore 1,662 — — — 1,662
South Africa 368 — — — 368
South Korea 1,747 — — — 1,747
Spain 2,475 — — — 2,475
Sweden 2,445 — — — 2,445

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Russell Investments International Developed Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Switzerland 6,548 — — — 6,548
Taiwan 2,603 — — — 2,603
Thailand 163 — — — 163
United Arab Emirates 211 — — — 211
United Kingdom 13,590 — — — 13,590
United States 9,106 — — — 9,106
Preferred Stocks 769 — — — 769
Warrants and Rights 1 — — — 1
Short-Term Investments — — — 39 39
Total Investments $ 138,913 $ — $ — $ 39 $ 138,952
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 15,888 11 .4
Consumer Staples ............................................................................... 7,536 5 .4
Energy ................................................................................................ 7,232 5 .2
Financial Services .............................................................................. 39,812 28 .6
Health Care ........................................................................................ 13,080 9 .4
Materials and Processing ................................................................... 11,784 8 .5
Producer Durables .............................................................................. 17,609 12 .6
Technology ......................................................................................... 19,003 13 .6
Utilities ............................................................................................... 6,199 4 .4
Preferred Stocks
Consumer Discretionary .................................................................... 554 0 .4
Consumer Staples ............................................................................... 215 0 .2
Warrants and Rights ...................................................................
1 — **
Short-Term Investments .............................................................
39 — **
Total Investments ............................................................................... 138,952 99 .7
** Less than .05% of net assets.

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 15
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 570 $ 5,468 $ 5,999 $ — $ — $ 39 $ 5 $ —

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.3%
Australia - 0.1%
Brambles, Ltd. 18,134 245
Santos, Ltd. 45,963 229
474
Austria - 0.6%
ams-OSRAM AG(Æ) 32,098 693
Erste Group Bank AG 2,977 398
Mondi PLC 11,062 100
Vienna Insurance Group AG Wiener
Versicherung Gruppe 9,820 723
1,914
Belgium - 0.3%
Ageas SA 7,739 619
Proximus SADP 73,047 488
1,107
Brazil - 0.8%
Ambev SA 139,379 440
Banco Bradesco SA - ADR 163,131 566
Lojas Renner SA 151,001 432
MercadoLibre, Inc.(Æ) 321 545
Telefonica Brasil SA 61,314 403
Ultrapar Participacoes SA 64,976 328
2,714
Canada - 1.1%
Barrick Mining Corp. 16,614 611
Canadian Imperial Bank of Commerce 4,031 464
Canadian Natural Resources, Ltd. 5,432 215
Enbridge, Inc. 8,765 475
Nutrien, Ltd. 3,320 209
Royal Bank of Canada 3,389 702
Toromont Industries, Ltd. 2,240 368
Toronto-Dominion Bank (The) 5,301 645
3,689
China - 0.7%
Alibaba Group Holding, Ltd. - ADR 2,543 244
Baidu, Inc. Class A(Æ) 18,150 254
China Mengniu Dairy Co., Ltd. 141,000 289
PDD Holdings, Inc. - ADR(Æ) 3,292 251
Tencent Holdings, Ltd. 13,900 762
Trip.com Group, Ltd. - ADR(Æ) 10,833 431
2,231
Denmark - 0.6%
Demant A/S(Æ) 6,629 272
Genmab A/S(Æ) 414 114
H Lundbeck A/S 111,377 723
Novo Nordisk A/S Class B 20,182 970
2,079
Finland - 0.4%
Nokia Oyj 95,260 1,258
Wartsila Oyj Abp Class B 4,296 164
1,422
France - 3.2%
Accor SA 10,786 627
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbus SE 4,376 973
Arkema SA 3,844 242
BNP Paribas SA 10,271 1,199
Carrefour SA 31,576 586
Compagnie de Saint-Gobain SA 2,566 232
Eiffage SA 4,905 724
Engie SA 13,816 436
EssilorLuxottica SA 1,918 359
Hermes International SCA 156 285
Legrand SA 2,897 489
LVMH Moet Hennessy Louis Vuitton SE 1,277 706
Orange SA 30,273 571
Societe Generale SA 12,223 1,081
Sodexo SA 6,451 373
TotalEnergies SE 16,061 1,248
Valeo SE 35,735 523
10,654
Germany - 2.9%
Aumovio SE(Æ) 19,066 784
BASF SE 7,007 375
Beiersdorf AG 4,377 377
Brenntag SE 6,929 421
Continental AG 4,629 382
Daimler Truck Holding AG 13,868 669
Deutsche Telekom AG 10,224 279
Evonik Industries AG 18,101 328
Fresenius SE & Co. KGaA 8,934 408
Henkel AG & Co. KGaA 54 4
Infineon Technologies AG 14,852 1,386
LEG Immobilien SE 6,609 417
Rheinmetall AG 300 339
Siemens AG 2,664 856
Siemens Energy AG 1,693 321
Siemens Healthineers AG(Þ) 13,908 543
Symrise AG 10,186 1,022
Wacker Chemie AG(Æ) 3,715 386
Zalando SE(Æ)(Þ) 15,534 450
9,747
Hong Kong - 0.8%
AIA Group, Ltd. 132,600 1,208
CK Asset Holdings, Ltd. 81,000 456
Prudential PLC 50,446 671
WH Group, Ltd.(Þ) 62,000 66
Yue Yuen Industrial Holdings, Ltd. 165,500 258
2,659
India - 0.2%
HDFC Bank, Ltd. - ADR 31,015 801
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 1,035,500 183
Ireland - 0.6%
Accenture PLC Class A 6,275 781
AIB Group PLC 46,427 545
Bank of Ireland Group PLC 26,976 537
1,863

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel - 0.1%
Bank Leumi Le-Israel BM 7,992 179
Italy - 0.9%
BPER Banca SpA 30,590 480
Eni SpA 19,369 456
Ryanair Holdings PLC - ADR 10,881 705
UniCredit SpA 7,633 683
Unipol Assicurazioni SpA 22,314 622
2,946
Japan - 7.0%
Advantest Corp. 3,400 676
Alfresa Holdings Corp. 44,300 592
Amada Co., Ltd. 38,100 692
ARCHION Corp.(Æ) 199,300 354
Chiba Bank, Ltd. (The) 38,300 581
Daiichi Life Group, Inc. 41,100 450
Dentsu Group, Inc.(Æ) 15,800 301
Eisai Co., Ltd. 3,800 96
Hakuhodo DY Holdings, Inc. 74,300 524
Hitachi, Ltd. 10,600 291
Honda Motor Co., Ltd. 54,700 498
Horiba, Ltd. 4,000 674
Hoya Corp. 5,200 830
Isuzu Motors, Ltd. 20,600 272
Japan Post Insurance Co., Ltd. Class A 39,200 368
JGC Holdings Corp. 43,500 670
Keyence Corp. 1,800 897
Koito Manufacturing Co., Ltd. 46,400 728
Kubota Corp. 36,600 605
Kuraray Co., Ltd. 34,400 353
Mitsubishi Electric Corp. 8,400 304
Mitsubishi Estate Co., Ltd. 22,700 579
Mitsubishi Gas Chemical Co., Inc. 18,800 586
Mitsubishi UFJ Financial Group, Inc. 10,700 211
Mitsui Fudosan Co., Ltd. 10,500 97
Mizuho Financial Group, Inc. 2,800 133
Nikon Corp. 41,700 582
ORIX Corp. 6,100 231
Persol Holdings Co., Ltd. 390,200 594
Resona Holdings, Inc. 41,800 541
Rinnai Corp. 35,900 786
Rohm Co., Ltd. 20,500 679
Sega Sammy Holdings, Inc. 34,800 472
Shin-Etsu Chemical Co., Ltd. 16,700 720
Stanley Electric Co., Ltd. 25,100 543
Subaru Corp. 16,900 248
Sumitomo Heavy Industries, Ltd. 16,500 513
Sumitomo Mitsui Financial Group, Inc. 28,300 1,105
Sumitomo Mitsui Trust Group, Inc. 19,200 715
Sysmex Corp. 42,200 382
T&D Holdings, Inc. 27,600 816
Taiheiyo Cement Corp. 9,400 230
Takeda Pharmaceutical Co., Ltd. 14,800 469
THK Co., Ltd. 12,600 567
Tokyo Century Corp. 20,000 307
Tsuruha Holdings, Inc. 18,900 239
Yamato Holdings Co., Ltd. 28,900 326
23,427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxembourg - 0.2%
RTL Group SA 20,229 720
Mexico - 0.1%
America Movil SAB de CV - ADR 17,119 445
Netherlands - 2.4%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 17,528 745
Argenx SE(Æ) 646 599
ASML Holding NV 1,300 2,557
Heineken NV 9,673 813
ING Groep NV 47,270 1,495
Koninklijke Philips NV 10,440 283
NN Group NV 8,137 713
Randstad NV 11,722 338
Universal Music Group NV 30,860 646
8,189
Norway - 0.2%
Norsk Hydro ASA 8,253 75
Wallenius Wilhelmsen ASA 48,407 642
717
Singapore - 0.1%
United Overseas Bank, Ltd. 16,000 492
South Africa - 0.4%
Anglo American PLC 8,152 400
MTN Group, Ltd. 30,575 425
Old Mutual, Ltd. 468,884 384
1,209
South Korea - 1.9%
Hankook Tire & Technology Co., Ltd. 6,992 279
Hyundai Mobis Co., Ltd. 1,626 525
KB Financial Group, Inc. 6,137 630
KT Corp. - ADR 21,705 375
Samsung Electronics Co., Ltd. 12,426 2,679
Shinhan Financial Group Co., Ltd. 14,343 887
SK Hynix, Inc. 241 412
SK Telecom Co., Ltd. 9,033 515
6,302
Spain - 0.3%
Industria de Diseno Textil SA 13,291 837
Mapfre SA 70,972 351
1,188
Sweden - 0.7%
Industrivarden AB Class A 6,568 368
Investor AB Class B 6,073 252
SKF AB Class B 24,204 621
Telefonaktiebolaget LM Ericsson Class B 93,072 1,038
2,279
Switzerland - 1.9%
Adecco Group AG 6,657 123
Compagnie Financiere Richemont SA
Class A 3,302 762
Galderma Group AG 2,231 508
Logitech International SA 6,511 610

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 7,228 743
SFS Group AG 3,796 626
Sonova Holding AG 2,701 642
Swatch Group AG (The) Class B 2,043 500
Temenos AG 5,781 473
UBS Group AG 28,237 1,400
6,387
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 11,559 5,520
Thailand - 0.2%
Kasikornbank PCL - NVDR 117,300 770
United Kingdom - 5.3%
AstraZeneca PLC 6,859 1,288
BAE Systems PLC 12,695 310
British American Tobacco PLC 19,055 1,182
British Land Co. PLC (The)(ö) 69,032 379
BT Group PLC 185,368 467
Burberry Group PLC(Æ) 23,422 330
CK Hutchison Holdings, Ltd. Class B 61,000 515
Compass Group PLC 18,035 582
DCC PLC 6,301 522
easyJet PLC 121,865 903
GSK PLC 43,156 1,134
HSBC Holdings PLC 73,235 1,390
International Consolidated Airlines Group
SA 70,709 448
J Sainsbury PLC 80,595 342
Kingfisher PLC 111,310 418
Land Securities Group PLC(ö) 52,738 455
Lloyds Banking Group PLC 713,050 1,051
NatWest Group PLC 108,797 963
Reckitt Benckiser Group PLC 18,312 1,193
Rolls-Royce Holdings PLC 27,187 521
Standard Chartered PLC 43,315 1,173
Subsea 7 SA 26,888 918
TechnipFMC PLC 6,636 440
Unilever PLC 12,627 758
WPP PLC 69,276 217
17,899
United States - 61.6%
AbbVie, Inc. 4,431 1,115
Adobe, Inc.(Æ) 1,400 287
Advanced Micro Devices, Inc.(Æ) 4,446 2,583
Airbnb, Inc. Class A(Æ) 11,436 1,637
Albemarle Corp. 1,676 226
Alphabet, Inc. Class A 13,494 4,822
Alphabet, Inc. Class C 28,582 10,099
Amazon.com, Inc.(Æ) 39,381 9,386
American Express Co. 2,619 886
American Tower Corp.(ö) 3,991 653
AMETEK, Inc. 2,779 672
Analog Devices, Inc. 2,553 1,014
AP Moller - Maersk A/S Class A 189 436
APi Group Corp.(Æ) 9,590 406
Apple, Inc. 46,772 13,534
Applied Materials, Inc. 6,796 4,914
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Archer-Daniels-Midland Co. 5,757 440
Arista Networks, Inc.(Æ) 4,807 817
Axon Enterprise, Inc.(Æ) 863 484
Baker Hughes Co. 20,738 1,151
Bank of America Corp. 37,786 2,153
Berkshire Hathaway, Inc. Class B(Æ) 3,614 1,808
Blackstone, Inc. Class A 4,125 485
Booking Holdings, Inc. 7,060 1,258
BP PLC 119,920 743
Bristol-Myers Squibb Co. 13,863 799
Broadcom, Inc. 17,158 6,481
Capital One Financial Corp. 7,560 1,517
Cardinal Health, Inc. 2,761 656
Caterpillar, Inc. 940 1,001
Charles Schwab Corp. (The) 19,801 1,827
Chevron Corp. 5,972 990
Chipotle Mexican Grill, Inc. Class A(Æ) 24,490 833
Cigna Group (The) 4,746 1,308
Cintas Corp. 2,979 507
Cisco Systems, Inc. 8,157 958
Citigroup, Inc. 9,044 1,266
CME Group, Inc. Class A 6,286 1,388
Coca-Cola Consolidated, Inc. 2,940 561
Colgate-Palmolive Co. 5,364 492
Corning, Inc. 2,469 631
Costco Wholesale Corp. 1,325 1,240
Datadog, Inc. Class A(Æ) 3,035 790
Delta Air Lines, Inc. 12,608 1,181
Dexcom, Inc.(Æ) 13,754 926
Dollar General Corp. 6,028 694
DoorDash, Inc. Class A(Æ) 2,611 482
Dynatrace, Inc.(Æ) 11,816 519
Eaton Corp. PLC 1,066 454
EchoStar Corp. Class A(Æ) 2,105 214
Edison International 2,350 175
Elevance Health, Inc. 3,330 1,288
Eli Lilly & Co. 2,734 3,279
EMCOR Group, Inc. 793 658
EQT Corp. 9,547 508
Equifax, Inc. 5,083 807
Exxon Mobil Corp. 10,886 1,488
FedEx Corp. 1,934 606
Fortinet, Inc.(Æ) 3,858 593
Fox Corp. Class A 987 51
Fox Corp. Class B 9,021 423
GE Vernova, Inc. 1,028 1,208
General Dynamics Corp. 3,370 1,194
General Electric Co. 3,616 1,351
General Motors Co. 10,151 782
Gilead Sciences, Inc. 584 74
Goldman Sachs Group, Inc. (The) 1,406 1,422
Haleon PLC 272,610 1,257
HCA Healthcare, Inc. 3,896 1,519
Home Depot, Inc. (The) 484 171
Howmet Aerospace, Inc. 2,118 569
IDEXX Laboratories, Inc.(Æ) 1,056 556
Intel Corp.(Æ) 7,420 1,036
Intuit, Inc. 2,725 711
Intuitive Surgical, Inc.(Æ) 1,859 739
Johnson & Johnson 7,424 1,885

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase & Co. 7,910 2,589
Lam Research Corp. 4,523 1,960
Las Vegas Sands Corp. 6,387 295
Linde PLC 3,685 1,912
Lockheed Martin Corp. 1,613 822
MasTec, Inc.(Æ) 1,539 640
Mastercard, Inc. Class A 5,455 2,802
Merck & Co., Inc. 10,868 1,397
Meta Platforms, Inc. Class A 9,332 5,257
MetLife, Inc. 8,674 734
Micron Technology, Inc. 3,026 3,493
Microsoft Corp. 22,769 8,493
Monster Beverage Corp.(Æ) 7,956 765
Morgan Stanley 3,806 796
Netflix, Inc. Class B(Æ) 14,827 1,059
Northern Trust Corp. 2,637 458
Northrop Grumman Corp. 1,719 876
Novartis AG 7,195 1,127
NVIDIA Corp. 79,489 15,905
Oracle Corp. 4,744 695
Palantir Technologies, Inc. Class A(Æ) 6,681 779
Parker-Hannifin Corp. 802 784
Pfizer, Inc. 23,699 571
PG&E Corp. 40,072 674
Philip Morris International, Inc. 6,875 1,244
Procter & Gamble Co. (The) 8,671 1,272
Progressive Corp. (The) 2,764 604
Roche Holding AG 4,679 1,930
Roivant Sciences, Ltd.(Æ) 16,617 588
Ross Stores, Inc. 2,844 605
RTX Corp. 7,062 1,340
Salesforce, Inc. 3,863 605
Sanofi SA 8,151 699
Schneider Electric SE 5,712 1,863
Seagate Technology Holdings PLC 2,879 2,778
Shell PLC 35,685 1,388
Snowflake, Inc. Class A(Æ) 2,272 578
Spotify Technology SA(Æ) 568 261
Starbucks Corp. 8,347 853
Take-Two Interactive Software, Inc.(Æ) 1,497 374
Teradyne, Inc. 1,723 834
Tesla, Inc.(Æ) 5,833 2,453
TJX Cos., Inc. (The) 6,905 1,046
TransDigm Group, Inc. 981 1,307
Tyson Foods, Inc. Class A 4,350 249
Uber Technologies, Inc.(Æ) 16,854 1,216
Ulta Beauty, Inc.(Æ) 1,408 635
United Airlines Holdings, Inc.(Æ) 6,097 829
UnitedHealth Group, Inc. 6,396 2,658
Vertex Pharmaceuticals, Inc.(Æ) 2,718 1,350
Vertiv Holdings Co. Class A 4,398 1,473
VICI Properties, Inc.(ö) 11,992 318
Viking Holdings, Ltd.(Æ) 6,236 653
Visa, Inc. Class A 4,880 1,674
Walmart, Inc. 9,784 1,108
Waste Management, Inc. 4,462 995
Wells Fargo & Co. 10,456 864
Welltower, Inc.(ö) 4,882 1,108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Western Digital Corp. 974 622
207,331
Total Common Stocks
(cost $275,275) 327,537
Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
2.903% (Ÿ) 9,110 766
Volkswagen AG
6.666% (Ÿ) 5,419 434
1,200
Total Preferred Stocks
(cost $1,308) 1,200
Short-Term Investments - 0.8%
United States - 0.8%
U.S. Cash Management Fund(@) 2,826,842 (∞) 2,826
Total Short-Term Investments
(cost $2,826) 2,826
Total Investments - 98.5%
(identified cost $279,409) 331,563
Other Assets and Liabilities,
Net - 1.5%
5,217
Net Assets - 100.0%
336,780

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Russell Investments Global Equity ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.5%
ABN AMRO Bank NV 06/11/25 EUR 17,528 30.13 528
745
Siemens Healthineers AG 02/24/26 EUR 13,908 43.21 601
543
WH Group, Ltd. 05/29/25 HKD 62,000 0.94 58
66
Zalando SE 02/24/26 EUR 15,534 25.74 400 450
1,804
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 21 USD 3,198 09/26
82
S&P 500 E-Mini Index Futures 72 USD 27,174 09/26
176
S&P/TSX 60 Index Futures 15 CAD 6,167 09/26
2
SPI 200 Index Futures 11 AUD 2,413 09/26 (28)
Short Positions
CAC40 Euro Index Futures 52 EUR 4,373 07/26
27
DAX Index Futures 6 EUR 3,770 09/26
17
EURO STOXX 50 Index Futures 41 EUR 2,606 09/26
(42)
FTSE 100 Index Futures 61 GBP 6,430 09/26
(56)
FTSE/MIB Index Futures 6 EUR 1,556 09/26
5
Hang Seng Index Futures 4 HKD 4,570 07/26
13
IBEX 35 Index Futures 10 EUR 1,940 07/26
(38)
MSCI Emerging Markets Index Futures 34 USD 2,988 09/26
8
MSCI Singapore Index Futures 18 SGD 861 07/26
3
OMXS30 Index Futures 34 SEK 10,938 07/26
(27)
TOPIX Index Futures 8 JPY 320,240 09/26 (74)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 68
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 680 AUD 970 09/16/26 (9)
Bank of America USD 510 JPY 81,160 09/16/26 (8)
Bank of America CHF 1,066 USD 1,350 09/16/26 20
Bank of America DKK 2,800 USD 435 09/16/26 5
Bank of America EUR 2,772 USD 3,216 09/16/26 38
Bank of America GBP 950 USD 1,272 09/16/26 12
BNP Paribas USD 679 AUD 970 09/16/26 (8)
BNP Paribas USD 510 JPY 81,160 09/16/26 (8)
BNP Paribas CHF 1,066 USD 1,350 09/16/26 20
BNP Paribas DKK 2,800 USD 435 09/16/26 5
BNP Paribas EUR 2,772 USD 3,215 09/16/26 38
BNP Paribas GBP 950 USD 1,273 09/16/26 12
Citigroup USD 680 AUD 970 09/16/26 (9)
Citigroup USD 510 JPY 81,160 09/16/26 (8)
Citigroup CHF 1,066 USD 1,350 09/16/26 20
Citigroup DKK 2,800 USD 435 09/16/26 5

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 21
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 2,772 USD 3,219 09/16/26 42
Citigroup GBP 950 USD 1,273 09/16/26 13
Standard Chartered USD 681 AUD 970 09/16/26 (10)
Standard Chartered USD 510 JPY 81,160 09/16/26 (7)
Standard Chartered CHF 1,066 USD 1,351 09/16/26 21
Standard Chartered DKK 2,800 USD 435 09/16/26 6
Standard Chartered EUR 2,772 USD 3,219 09/16/26 41
Standard Chartered GBP 950 USD 1,274 09/16/26 14
State Street USD 680 AUD 970 09/16/26 (9)
State Street USD 510 JPY 81,160 09/16/26 (8)
State Street CHF 1,066 USD 1,350 09/16/26 20
State Street DKK 2,800 USD 435 09/16/26 5
State Street EUR 2,772 USD 3,216 09/16/26 39
State Street GBP 950 USD 1,273 09/16/26 13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 305
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 474 $ — $ — $ — $ 474
Austria 1,914 — — — 1,914
Belgium 1,107 — — — 1,107
Brazil 2,714 — — — 2,714
Canada 3,689 — — — 3,689
China 2,231 — — — 2,231
Denmark 2,079 — — — 2,079
Finland 1,422 — — — 1,422
France 10,654 — — — 10,654
Germany 9,747 — — — 9,747
Hong Kong 2,659 — — — 2,659
India 801 — — — 801
Indonesia 183 — — — 183
Ireland 1,863 — — — 1,863
Israel 179 — — — 179
Italy 2,946 — — — 2,946
Japan 23,427 — — — 23,427
Luxembourg 720 — — — 720
Mexico 445 — — — 445
Netherlands 8,189 — — — 8,189
Norway 717 — — — 717
Singapore 492 — — — 492
South Africa 1,209 — — — 1,209
South Korea 6,302 — — — 6,302

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Russell Investments Global Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Spain 1,188 — — — 1,188
Sweden 2,279 — — — 2,279
Switzerland 6,387 — — — 6,387
Taiwan 5,520 — — — 5,520
Thailand 770 — — — 770
United Kingdom 17,899 — — — 17,899
United States 207,331 — — — 207,331
Preferred Stocks 1,200 — — — 1,200
Short-Term Investments — — — 2,826 2,826
Total Investments 328,737 — — 2,826 331,563
Other Financial Instruments
Assets
Futures Contracts 333 — — — 333
Foreign Currency Exchange Contracts — 389 — — 389
Liabilities
Futures Contracts (265) — — — (265)
Foreign Currency Exchange Contracts — (84) — — (84)
Total Other Financial Instruments
*
$ 68 $ 305 $ — $ — $ 373
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 39,298 11.7
Consumer Staples ............................................................................... 13,525 4.0
Energy ................................................................................................ 12,727 3.8
Financial Services .............................................................................. 59,659 17.7
Health Care ........................................................................................ 33,849 10. 0
Materials and Processing ................................................................... 11,789 3.5
Producer Durables .............................................................................. 32,253 9.6

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 23
Technology ......................................................................................... 119,509 35.5
Utilities ............................................................................................... 4,928 1.5
Preferred Stocks
Consumer Discretionary .................................................................... 434 0. 2
Consumer Staples ............................................................................... 766 0.2
Short-Term Investments .............................................................
2,826 0.8
Total Investments ............................................................................... 331,563 98.5
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,713 $ 25,969 $ 25,856 $ — $ — $ 2,826 $ 70 $ —

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.1%
Austria - 0.2%
Erste Group Bank AG 1,459 195
Brazil - 5.8%
Allos SA 42,782 232
Ambev SA - ADR 100,790 316
Axia Energia SA - ADR 19,942 211
B3 SA - Brasil Bolsa Balcao 118,169 333
Banco Bradesco SA 19,287 59
Banco Bradesco SA - ADR 81,537 283
Banco BTG Pactual SA 16,924 177
Banco do Brasil SA 46,806 180
C&A Modas SA(Æ) 9,847 20
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 34,231 198
Cia Energetica de Minas Gerais - ADR 140,281 295
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 12,291 55
Embraer SA - ADR 4,845 309
Hypera SA 35,635 144
Itau Unibanco Holding SA - ADR(Æ) 44,662 365
Localiza Rent a Car SA 18,789 151
Lojas Renner SA 66,751 191
LWSA SA(Þ) 32,429 25
MercadoLibre , Inc.(Æ) 96 163
Motiva Infraestrutura de Mobilidade SA 28,243 80
NU Holdings, Ltd. Class A(Æ) 38,818 519
Petroleo Brasileiro SA - Petrobras - ADR 32,336 492
PRIO SA(Æ) 3,517 35
Raia Drogasil SA 47,507 155
TIM SA - ADR 7,641 164
TOTVS SA 18,346 102
Vale SA Class B - ADR 35,544 535
Vibra Energia SA 13,390 77
WEG SA 21,676 197
XP, Inc. Class A 3,769 61
6,124
Canada - 0.2%
Barrick Mining Corp. 5,740 211
China - 19.6%
AAC Technologies Holdings, Inc. 16,000 87
Advanced Micro-Fabrication Equipment,
Inc. Class A 4,173 288
Agricultural Bank of China, Ltd. Class A 36,400 33
Airtac International Group 3,000 126
Alibaba Group Holding, Ltd. - ADR 14,299 1,372
Aluminum Corp. of China, Ltd. Class A 127,600 155
Aluminum Corp. of China, Ltd. Class H 126,000 120
Anta Sports Products, Ltd. 23,200 210
Atour Lifestyle Holdings, Ltd. - ADR 4,030 128
Baidu, Inc. - ADR(Æ) 4,226 483
Bank of China, Ltd. Class H 409,000 260
Bank of Jiangsu Co., Ltd. Class A 26,300 42
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 79,600 139
Bilibili , Inc. Class Z(Æ) 5,040 85
Budweiser Brewing Co. APAC, Ltd.(Þ) 74,600 58
BYD Co., Ltd. Class H 25,600 236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Construction Bank Corp. Class H 616,000 634
China CSSC Holdings, Ltd. Class A 7,600 38
China Galaxy Securities Co., Ltd. Class H 51,000 48
China Hongqiao Group, Ltd. 14,000 36
China International Capital Corp., Ltd.
Class H(Þ) 79,200 212
China Life Insurance Co., Ltd. Class H 16,000 54
China Mengniu Dairy Co., Ltd. 207,000 425
China Merchants Bank Co., Ltd. Class H 69,000 395
China Overseas Land & Investment, Ltd. 145,500 224
China Pacific Insurance Group Co., Ltd.
Class A 9,300 39
China Pacific Insurance Group Co., Ltd.
Class H 15,200 52
China Petroleum & Chemical Corp.
Class H 238,000 121
China Resources Land, Ltd. 50,000 191
Chongqing Rural Commercial Bank Co.,
Ltd. Class A 44,700 40
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 156,000 115
CITIC Securities Co., Ltd. Class A 29,500 125
CITIC Securities Co., Ltd. Class H 17,500 61
CMOC Group, Ltd. Class A 16,000 41
CMOC Group, Ltd. Class H 9,000 17
Consun Pharmaceutical Group, Ltd. 43,000 69
Contemporary Amperex Technology Co.,
Ltd. Class A 9,800 568
Contemporary Amperex Technology Co.,
Ltd. Class H 3,947 353
DiDi Global, Inc. - ADR(Æ) 29,706 100
Dongyue Group, Ltd. 53,000 129
Eastroc Beverage Group Co, Ltd. Class H 1,100 15
Eoptolink Technology Inc., Ltd. Class A 2,100 188
Fujian Star-net Communication Co., Ltd.
Class A 51,350 145
Full Truck Alliance Co., Ltd. - ADR 9,736 79
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 6,400 42
Geely Automobile Holdings, Ltd. 61,000 131
GF Securities Co., Ltd. Class A 12,400 43
Great Wall Motor Co., Ltd. Class H 98,000 110
Guizhou Qianyuan Power Co, Ltd. Class
A 48,500 135
Guoquan Food (Shanghai) Co., Ltd.
Class H 184,400 44
Guosen Securities Co., Ltd. Class A 72,700 107
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 34,200 65
H World Group, Ltd. - ADR 4,451 186
Haier Smart Home Co., Ltd. Class H 100,200 255
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 22,000 83
Hisense Visual Technology Co., Ltd.
Class A 34,900 143
Huaming Power Equipment Co., Ltd.
Class A 38,400 107
Huatai Securities Co., Ltd. Class A 18,300 56
Huatai Securities Co., Ltd. Class H(Þ) 31,800 68
Huaxia Bank Co., Ltd. Class A 64,900 61

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Huishang Bank Corp., Ltd. Class H 235,000 129
Industrial & Commercial Bank of China,
Ltd. Class H 438,000 359
Innovent Biologics, Inc.(Æ)(Þ) 17,500 178
JD Health International, Inc.(Æ)(Þ) 13,400 56
JD.com, Inc. - ADR 9,145 233
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 5,700 90
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 5,900 45
Jinduicheng Molybdenum Co., Ltd. Class
A 10,600 44
Laopu Gold Co., Ltd. Class H 800 35
Leader Harmonious Drive Systems Co.,
Ltd. Class A 1,466 90
Li Ning Co., Ltd. 100,000 188
Longfor Group Holdings, Ltd.(Þ) 86,500 66
Meituan Class B(Æ)(Þ) 20,000 175
Montage Technology Co., Ltd. Class A 619 28
NAURA Technology Group Co., Ltd.
Class A 400 52
NetEase, Inc. - ADR 2,770 355
New Oriental Education & Technology
Group, Inc. 6,200 28
PDD Holdings, Inc. - ADR(Æ) 4,337 331
PetroChina Co., Ltd. Class H 176,000 190
PICC Property & Casualty Co., Ltd.
Class H 96,000 175
Ping An Insurance Group Co. of China,
Ltd. Class H 87,000 566
Piotech , Inc. Class A(Š) 1,139 140
Pop Mart International Group, Ltd.(Þ) 200 4
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 18,600 83
Sany Heavy Industry Co., Ltd. Class H 20,181 48
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 204,000 82
Shengyi Technology Co., Ltd. Class A 3,400 87
Shenzhou International Group Holdings,
Ltd. 34,400 173
Sieyuan Electric Co., Ltd. Class A 3,800 97
Sino Biopharmaceutical, Ltd. 140,000 79
Sinopec Engineering Group Co., Ltd.
Class H 121,500 76
Sunny Optical Technology Group Co.,
Ltd. 18,600 145
SY Holdings Group, Ltd.(Þ) 143,000 139
TAL Education Group - ADR 4,363 42
Tencent Holdings, Ltd. 48,500 2,658
Trip.com Group, Ltd. - ADR(Æ) 456 18
Vipshop Holdings, Ltd. - ADR 6,661 88
Weichai Power Co., Ltd. Class H 106,000 461
Western Mining Co., Ltd. Class A 9,200 37
Wilmar International, Ltd. 67,900 189
WuXi AppTec Co., Ltd. Class A 2,500 46
WuXi AppTec Co., Ltd. Class H(Þ) 15,600 306
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 39,000 172
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H 8,800 38
Xiaomi Corp. Class B(Æ)(Þ) 116,600 322
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xinxing Ductile Iron Pipes Co., Ltd.
Class A 34,500 19
Xinyi Glass Holdings, Ltd. 125,000 136
Yadea Group Holdings, Ltd.(Þ) 72,000 82
Yangtze Optical Fibre & Cable Joint
Stock, Ltd. Co. Class H(Þ) 2,500 81
Yunnan Tin Co., Ltd. Class A 6,400 40
Yutong Bus Co., Ltd. Class A 7,400 29
Zhaojin Mining Industry Co., Ltd. Class
H 34,000 71
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 16,600 73
Zhejiang Longsheng Group Co., Ltd.
Class A 33,200 59
Zhejiang NHU Co., Ltd. Class A 23,400 98
Zhongji Innolight Co., Ltd. Class A 1,200 225
Zhongsheng Group Holdings, Ltd.(Æ) 121,000 75
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 12,100 62
Zijin Mining Group Co., Ltd. Class A 35,600 132
Zijin Mining Group Co., Ltd. Class H 102,000 356
ZTO Express Cayman, Inc. - ADR 18,179 407
20,860
Colombia - 0.2%
Parex Resources, Inc. 12,800 193
Greece - 0.7%
Alpha Bank SA 49,916 225
Eurobank SA 19,048 91
National Bank of Greece SA 15,012 259
Piraeus Bank SA(Æ) 10,858 113
Public Power Corp. SA 3,863 101
789
Guatemala - 0.2%
Millicom International Cellular SA 1,856 169
Hong Kong - 1.3%
AIA Group, Ltd. 35,400 323
ASMPT, Ltd. 12,000 365
Hong Kong Exchanges & Clearing, Ltd. 2,600 120
Techtronic Industries Co., Ltd. 13,500 223
WH Group, Ltd.(Þ) 283,000 299
Zijin Gold International Co., Ltd. 4,059 46
1,376
Hungary - 0.6%
OTP Bank Nyrt . 4,262 629
India - 9.5%
Adani Ports & Special Economic Zone,
Ltd. 8,286 158
Amber Enterprises India, Ltd.(Æ) 1,542 123
APL Apollo Tubes, Ltd. 7,304 138
Apollo Hospitals Enterprise, Ltd. 2,363 217
Asian Paints, Ltd. 289 8
Axis Bank, Ltd. 24,263 345
Bajaj Finance, Ltd. 44,043 467
Bank of Baroda 1,954 6
Bharat Electronics, Ltd. 120,170 523

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharat Forge, Ltd. 8,775 199
Bharat Petroleum Corp., Ltd. 44,766 144
Bharti Airtel, Ltd. 36,559 715
BSE, Ltd. 3,637 148
Canara Bank 44,521 59
DLF, Ltd. 6,354 42
Eicher Motors, Ltd. 1,533 115
Eternal, Ltd.(Æ) 47,616 133
GE Vernova T&D India, Ltd. 1,538 80
GMR Airports, Ltd.(Æ) 108,729 129
HDFC Asset Management Co., Ltd.(Þ) 4,234 119
HDFC Bank, Ltd. 107,195 904
HDFC Life Insurance Co., Ltd.(Þ) 23,573 143
Hero MotoCorp, Ltd. 2,764 140
Hindalco Industries, Ltd. 3,193 32
Hindustan Aeronautics, Ltd.(Þ) 3,014 139
Hindustan Petroleum Corp., Ltd. 19,869 83
Hindustan Zinc, Ltd. 8,857 50
Hitachi Energy India, Ltd. 154 57
ICICI Bank, Ltd. - ADR 19,674 571
Indian Hotels Co., Ltd. (The) 13,756 104
Indian Oil Corp., Ltd. 87,196 128
Laurus Labs, Ltd.(Þ) 7,612 122
Lupin, Ltd. 6,673 171
Mahindra & Mahindra, Ltd. 9,581 311
Marico, Ltd. 14,031 124
MTAR Technologies, Ltd.(Æ)(Þ) 903 73
National Aluminium Co., Ltd. 38,247 137
NTPC, Ltd. 21,007 79
Oil & Natural Gas Corp., Ltd. 56,989 141
Paradeep Phosphates, Ltd.(Þ) 2,808 4
Petronet LNG, Ltd. 53,052 157
Phoenix Mills, Ltd. (The) 12,125 250
Power Finance Corp., Ltd. 35,761 160
REC, Ltd. 48,845 188
Reliance Industries, Ltd. 32,925 450
Shriram Finance, Ltd. 22,223 245
State Bank of India 5,020 54
Sun Pharmaceutical Industries, Ltd. 9,411 185
Tata Motors Passenger Vehicles, Ltd. 13,602 51
Tata Steel, Ltd. 76,659 152
Titan Co., Ltd. 5,916 275
TVS Motor Co., Ltd. 6,783 248
UPL, Ltd. 46,785 282
Vedanta Aluminium Metal, Ltd.(Æ) 8,762 41
Vedanta Iron and Steel, Ltd.(Æ) 8,762 3
Vedanta Oil and Gas, Ltd.(Æ) 8,762 3
Vedanta Power, Ltd.(Æ) 8,762 4
Vedanta, Ltd. 9,070 27
10,156
Indonesia - 0.6%
Astra International Tbk PT 463,401 117
Bank Central Asia Tbk PT 184,500 57
Bank Mandiri Persero Tbk PT 356,200 77
Bank Rakyat Indonesia Persero Tbk PT 1,520,600 232
Telkom Indonesia Persero Tbk PT 1,368,480 180
663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR 2,835 246
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 55,000 206
Malaysia - 0.4%
Public Bank Berhad 185,200 218
RHB Bank Berhad 66,200 134
Sunway Construction Group Berhad 63,600 116
468
Mexico - 1.4%
America Movil SAB de CV 227,090 294
Fresnillo PLC 4,730 172
Grupo Financiero Banorte SAB de CV
Class O 36,156 382
Kimberly-Clark de Mexico SAB de CV
Class A 82,187 182
Southern Copper Corp. 892 155
Ternium SA - ADR 2,573 110
Wal-Mart de Mexico SAB de CV 79,298 233
1,528
Netherlands - 0.3%
ASML Holding NV Class G 158 314
Peru - 0.5%
Credicorp , Ltd. 1,387 540
Philippines - 0.5%
Ayala Land, Inc. 361,800 87
BDO Unibank, Inc. 55,840 108
International Container Terminal
Services, Inc. 20,440 297
492
Poland - 1.0%
Bank Polska Kasa Opieki SA 1,970 120
KGHM Polska Miedz SA 1,666 147
ORLEN SA 7,637 257
Powszechna Kasa Oszczednosci Bank
Polski SA 10,908 299
Powszechny Zaklad Ubezpieczen SA 11,831 206
1,029
Qatar - 0.2%
Ooredoo QPSC 11,776 43
Qatar National Bank QPSC 33,850 160
203
Saudi Arabia - 2.1%
Al Babtain Power & Telecommunication
Co. 9,421 162
Al Rajhi Bank 28,072 492
Etihad Etisalat Co. 11,054 178
Jarir Marketing Co. 15,056 67
Rasan Information Technology Co.(Æ) 2,931 121
Riyad Bank 25,135 133
Saudi Arabian Mining Co.(Æ) 7,405 117
Saudi Arabian Oil Co.(Þ) 56,796 395
Saudi Awwal Bank 22,035 190

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi National Bank (The) 37,440 385
2,240
Singapore - 0.2%
DBS Group Holdings, Ltd. 700 35
Sea, Ltd. - ADR(Æ) 1,666 160
195
South Africa - 2.1%
Absa Group, Ltd. 20,600 287
Anglogold Ashanti PLC 6,701 542
Bidvest Group, Ltd. 14,594 213
Gold Fields, Ltd. 13,903 468
Harmony Gold Mining Co., Ltd. 1,188 18
Harmony Gold Mining Co., Ltd. - ADR 6,258 95
MTN Group, Ltd. 14,842 207
Naspers, Ltd. Class N 4,152 208
Sibanye Stillwater, Ltd. 70,714 150
2,188
South Korea - 23.4%
Amorepacific Corp. 868 59
APR Corp. 389 97
DB Insurance Co., Ltd. 473 41
Doosan Bobcat, Inc. 514 20
Hana Financial Group, Inc. 4,818 356
Hankook Tire & Technology Co., Ltd. 5,466 218
Hanwha Aerospace Co., Ltd. 376 242
HD Hyundai Co., Ltd. 1,516 195
HD Hyundai Electric Co., Ltd. 522 328
HD Hyundai Heavy Industries Co., Ltd. 670 256
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 1,135 256
HL Mando Co., Ltd. 607 19
Hyosung Heavy Industries Corp. 9 20
Hyundai Engineering & Construction
Co., Ltd. 607 45
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 3,806 86
Hyundai Mobis Co., Ltd. 833 269
Hyundai Motor Co. 1,374 439
Hyundai Rotem Co., Ltd. 62 7
KB Financial Group, Inc. - ADR 4,652 488
Kia Corp. 2,078 185
Korea Electric Power Corp. - ADR 15,496 188
Korea Investment Holdings Co., Ltd. 179 26
KT Corp. 2,586 88
KT Corp. - ADR 3,786 65
KT&G Corp. 1,635 179
LG Electronics, Inc. Class H 2,426 318
Samsung Biologics Co., Ltd.(Æ)(Þ) 110 99
Samsung Electro-Mechanics Co., Ltd. 1,188 1,675
Samsung Electronics Co., Ltd. 38,754 8,355
Samsung Fire & Marine Insurance Co.,
Ltd. 168 67
Samsung Heavy Industries Co., Ltd.(Æ) 8,067 121
Samsung Securities Co., Ltd. 2,917 204
Shinhan Financial Group Co., Ltd. - ADR 7,085 448
SK Hynix, Inc. 5,114 8,747
SK Square Co., Ltd. 546 598
S-Oil Corp. 277 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Woori Financial Group, Inc. - ADR 2,577 148
24,971
Taiwan - 23.2%
Accton Technology Corp. 12,000 940
AP Memory Technology Corp. 4,000 125
ASE Technology Holding Co., Ltd. 18,000 384
Asia Vital Components Co., Ltd. 4,000 317
ASPEED Technology, Inc. 1,000 518
Bizlink Holding, Inc. 9,059 544
Chailease Holding Co., Ltd. 75,000 277
Chroma ATE, Inc. 2,000 136
Compal Electronics, Inc. 231,000 256
Compeq Manufacturing Co., Ltd. 6,000 44
Delta Electronics, Inc. 27,000 1,653
E.Sun Financial Holding Co., Ltd. 164,051 177
Elite Material Co., Ltd. 3,000 508
eMemory Technology, Inc. 1,000 92
Globalwafers Co., Ltd. 12,000 379
Gold Circuit Electronics, Ltd. 1,000 38
Hiwin Technologies Corp. 20,000 204
Hon Hai Precision Industry Co., Ltd. 101,000 796
Hon Precision, Inc. 1,000 203
KGI Financial Holding Co., Ltd. 329,530 297
King Yuan Electronics Co., Ltd. 7,000 74
Largan Precision Co., Ltd. 3,000 404
Lite-On Technology Corp. 17,000 118
MediaTek, Inc. 15,000 1,999
Pegatron Corp. 93,000 245
Sigurd Microelectronics Corp. 10,000 74
SinoPac Financial Holdings Co., Ltd. 158,000 198
Sunonwealth Electric Machine Industry
Co., Ltd. 13,482 60
Taiwan Semiconductor Manufacturing
Co., Ltd. 165,000 12,482
TS Financial Holding Co., Ltd. 123,000 128
United Microelectronics Corp. - ADR 15,368 418
Winbond Electronics Corp. 7,000 46
WPG Holdings, Ltd. 50,000 168
Yageo Corp. 10,000 358
Yuanta Financial Holding Co., Ltd. 24,990 51
24,711
Thailand - 2.2%
Advanced Info Service PCL - NVDR 17,400 192
Bangkok Bank PCL - NVDR 36,200 195
Charoen Pokphand Foods PCL - NVDR 267,500 158
CP ALL PCL - NVDR 130,800 184
Delta Electronics Thailand PCL 4,300 42
Indorama Ventures PCL - NVDR 123,300 82
Kasikornbank PCL - NVDR 32,500 213
Kiatnakin Phatra Bank PCL - NVDR 46,900 142
PTT Exploration & Production PCL
- NVDR 20,400 82
PTT Oil & Retail Business PCL - NVDR 602,700 227
PTT PCL - NVDR 272,200 291
SCB X PCL - NVDR 44,400 198
Siam Cement PCL (The) - NVDR 21,500 158
Srisawad Corp. PCL - NVDR 194,100 135
2,299

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.6%
Akbank TAS 70,942 117
Aselsan Elektronik Sanayi Ve Ticaret AS 23,288 172
BIM Birlesik Magazalar AS 15,695 123
Migros Ticaret AS 8,336 120
Turkcell Iletisim Hizmetleri AS 46,465 107
Turkiye Petrol Rafinerileri AS 9,596 47
686
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC 42,371 167
Adnoc Gas PLC 98,136 92
Aldar Properties PJSC 60,680 137
Emaar Development PJSC 29,626 111
Emaar Properties PJSC 116,207 377
First Abu Dhabi Bank PJSC 47,437 220
Salik Co. PJSC 75,114 120
1,224
United Kingdom - 0.1%
Investec PLC 12,410 99
United States - 0.5%
BeOne Medicines, Ltd. Class H(Æ) 6,600 143
Broadcom, Inc. 149 56
Cognizant Technology Solutions Corp.
Class A 1,335 52
Freeport-McMoRan, Inc. 2,225 140
NVIDIA Corp. 667 134
525
Total Common Stocks
(cost $76,224) 105,529
Preferred Stocks - 0.4%
India - 0.0%
TVS Motor Co., Ltd.
6.000% due 09/01/26 (Æ) 10,752 1
South Korea - 0.4%
Samsung Electronics Co., Ltd.
0.853% (Ÿ) 3,366 461
Total Preferred Stocks
(cost $331) 462
Short-Term Investments - 0.1%
United States - 0.1%
U.S. Cash Management Fund(@) 126,769 (∞) 127
Total Short-Term Investments
(cost $127) 127
Total Investments - 99.6%
(identified cost $76,682) 106,118
Other Assets and Liabilities,
Net - 0.4%
393
Net Assets - 100.0%
106,511

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.4%
Budweiser Brewing Co. APAC, Ltd. 05/29/25 HKD 74,600 1.01 75
58
China International Capital Corp., Ltd. 05/29/25 HKD 79,200 2.22 176
212
Fuyao Glass Industry Group Co., Ltd. 01/22/26 HKD 6,400 8.07 52
42
Guotai Haitong Securities Co., Ltd. 05/29/25 HKD 34,200 1.62 55
65
Hansoh Pharmaceutical Group Co., Ltd. 11/10/25 HKD 22,000 4.55 100
83
HDFC Asset Management Co., Ltd. 05/29/25 INR 4,234 28.71 122
119
HDFC Life Insurance Co., Ltd. 06/11/25 INR 23,573 7.59 179
143
Hindustan Aeronautics, Ltd. 05/29/25 INR 3,014 54.80 165
139
Huatai Securities Co., Ltd. 11/10/25 HKD 31,800 2.49 79
68
Innovent Biologics, Inc. 09/23/25 HKD 17,500 11.22 196
178
JD Health International, Inc. 09/23/25 HKD 13,400 7.62 102
56
Laurus Labs, Ltd. 06/02/26 INR 7,612 14.74 112
122
Longfor Group Holdings, Ltd. 05/29/25 HKD 86,500 1.21 105
66
LWSA SA 03/19/26 BRL 32,429 0.70 23
25
Meituan 06/13/25 HKD 20,000 14.99 300
175
MTAR Technologies, Ltd. 06/04/26 INR 903 80.47 73
73
Paradeep Phosphates, Ltd. 03/09/26 INR 2,808 1.21 3
4
Pop Mart International Group, Ltd. 04/09/26 HKD 200 19.52 4
4
Samsung Biologics Co., Ltd. 05/29/25 KRW 110 1,029.63 113
99
Saudi Arabian Oil Co. 05/29/25 SAR 56,796 6.81 387
395
SY Holdings Group, Ltd. 03/19/26 HKD 143,000 1.20 171
139
WH Group, Ltd. 05/29/25 HKD 283,000 0.99 280
299
WuXi AppTec Co., Ltd. 05/29/25 HKD 15,600 11.45 179
306
WuXi Biologics (Cayman), Inc. 07/09/25 HKD 39,000 4.04 157
172
Xiaomi Corp. 05/29/25 HKD 116,600 6.26 730
322
Yadea Group Holdings, Ltd. 04/28/26 HKD 72,000 1.49 107
82
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. 06/02/26 HKD 2,500 32.18 81
81
Zhejiang Leapmotor Technology Co., Ltd. 09/23/25 HKD 16,600 6.82 113 73
3,600
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ 195 $ — $ — $ — $ 195
Brazil 6,124 — — — 6,124
Canada 211 — — — 211
China 20,720 — 140 — 20,860
Colombia 193 — — — 193
Greece 789 — — — 789
Guatemala 169 — — — 169
Hong Kong 1,376 — — — 1,376
Hungary 629 — — — 629
India 10,156 — — — 10,156
Indonesia 663 — — — 663
Kazakhstan 246 — — — 246
Macao 206 — — — 206
Malaysia 468 — — — 468
Mexico 1,528 — — — 1,528
Netherlands 314 — — — 314
Peru 540 — — — 540

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Russell Investments Emerging Markets Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Philippines 492 — — — 492
Poland 1,029 — — — 1,029
Qatar 203 — — — 203
Saudi Arabia 2,240 — — — 2,240
Singapore 195 — — — 195
South Africa 2,188 — — — 2,188
South Korea 24,971 — — — 24,971
Taiwan 24,711 — — — 24,711
Thailand 2,299 — — — 2,299
Turkey 686 — — — 686
United Arab Emirates 1,224 — — — 1,224
United Kingdom 99 — — — 99
United States 525 — — — 525
Preferred Stocks 462 — — — 462
Short-Term Investments — — — 127 127
Total Investments $ 105,851 $ — $ 140 $ 127 $ 106,118
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 12,437 11.7
Consumer Staples ............................................................................... 2,858 2.7
Energy ................................................................................................ 4,889 4.6
Financial Services .............................................................................. 22,338 21.0
Health Care ........................................................................................ 2,238 2.1
Materials and Processing ................................................................... 6,102 5.7
Producer Durables .............................................................................. 6,644 6.2
Technology ......................................................................................... 44,752 42.0
Utilities ............................................................................................... 3,271 3.1
Preferred Stocks
Consumer Discretionary .................................................................... 1 —**
Technology ......................................................................................... 461 0.4
Short-Term Investments .............................................................
127 0.1
Total Investments ............................................................................... 106,118 99.6
**
Less than .05% of net assets.

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 31
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 95 $ 11,036 $ 11,004 $ — $ — $ 127 $ 8 $ —

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Russell Investments Global Infrastructure ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.2%
Australia - 7.4%
APA Group 44,829 315
Atlas Arteria, Ltd. 165,557 585
Cleanaway Waste Management, Ltd. 190,009 309
Transurban Group(Æ) 203,315 2,024
3,233
Canada - 6.5%
Algonquin Power & Utilities Corp. 59,298 349
Canadian National Railway Co. 8,914 1,064
Fortis, Inc. 3,781 217
Keyera Corp. 5,059 203
TC Energy Corp. 15,077 998
2,831
China - 0.3%
ENN Energy Holdings, Ltd. 28,600 147
Denmark - 0.7%
Orsted A/S Class A(Æ)(Þ) 12,640 284
France - 3.1%
Aeroports de Paris SA 6,373 830
Getlink SE 19,433 413
Vinci SA 915 134
1,377
Greece - 0.1%
Public Power Corp. SA 1,051 27
Hong Kong - 1.1%
CLP Holdings, Ltd. 53,500 499
Italy - 1.2%
Hera SpA 50,032 209
Snam SpA 44,203 319
528
Japan - 2.3%
Japan Airport Terminal Co., Ltd. 6,600 205
Kansai Electric Power Co., Inc. (The) 17,600 247
Osaka Gas Co., Ltd. 9,500 319
West Japan Railway Co. 13,000 218
989
New Zealand - 1.4%
Auckland International Airport, Ltd. 129,019 612
Spain - 7.6%
Aena SME SA(Þ) 76,046 2,316
Cellnex Telecom SA(Þ) 34,405 1,028
3,344
Switzerland - 1.9%
Flughafen Zurich AG 2,716 840
United Kingdom - 5.2%
National Grid PLC 81,677 1,352
United Utilities Group PLC 53,486 929
2,281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 60.4%
Alliant Energy Corp. 6,347 484
Ameren Corp. 5,092 576
American Electric Power Co., Inc. 10,434 1,427
American Tower Corp.(ö) 3,781 618
American Water Works Co., Inc. 6,594 868
Atmos Energy Corp. 3,060 527
CenterPoint Energy, Inc. 10,592 466
Cheniere Energy, Inc. 2,877 688
Crown Castle, Inc.(ö) 9,140 692
CSX Corp. 31,745 1,509
Dominion Energy, Inc. 15,431 1,054
DTE Energy Co. 2,143 326
Duke Energy Corp. 11,756 1,488
Entergy Corp. 7,362 846
Evergy , Inc. 8,258 714
GFL Environmental, Inc. 6,177 227
Kinder Morgan, Inc. 15,156 485
NextEra Energy, Inc. 23,666 2,077
NiSource, Inc. 9,309 443
Norfolk Southern Corp. 2,209 695
ONEOK, Inc. 10,445 908
PG&E Corp. 50,625 851
PPL Corp. 6,848 249
Public Service Enterprise Group, Inc. 8,934 725
SBA Communications Corp.(ö) 3,083 544
Sempra 10,913 1,012
Southwest Gas Holdings, Inc. 2,352 209
Targa Resources Corp. 3,248 871
UGI Corp. 10,762 372
Union Pacific Corp. 7,437 2,023
Waste Connections, Inc. 2,197 366
Williams Cos., Inc. (The) 14,268 1,061
Xcel Energy, Inc. 12,770 1,025
26,426
Total Common Stocks
(cost $40,351) 43,418
Short-Term Investments - 0.3%
United States - 0.3%
U.S. Cash Management Fund(@) 129,715 (∞) 130
Total Short-Term Investments
(cost $130) 130
Total Investments - 99.5%
(identified cost $40,481) 43,548
Other Assets and Liabilities,
Net - 0.5%
198
Net Assets - 100.0%
43,746

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Infrastructure ETF 33
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
8.3%
Aena SME SA 05/13/25 EUR 76,046 28.50 2,167
2,316
Cellnex Telecom SA 05/13/25 EUR 34,405 33.27 1,145
1,028
Orsted A/S 11/14/25 DKK 12,640 20.75 262 284
3,628
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 3,233 $ — $ — $ — $ 3,233
Canada 2,831 — — — 2,831
China 147 — — — 147
Denmark 284 — — — 284
France 1,377 — — — 1,377
Greece 27 — — — 27
Hong Kong 499 — — — 499
Italy 528 — — — 528
Japan 989 — — — 989
New Zealand 612 — — — 612
Spain 3,344 — — — 3,344
Switzerland 840 — — — 840
United Kingdom 2,281 — — — 2,281
United States 26,426 — — — 26,426
Short-Term Investments — — — 130 130
Total Investments $ 43,418 $ — $ — $ 130 $ 43,548
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
4,804 11 .0
Construction & Engineering ..............................................................
134 0 .3
Electric Utilities .................................................................................
10,153 23 .2
Environmental & Facilities Services .................................................
903 2 .1
Gas Utilities .......................................................................................
1,888 4 .3

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Russell Investments Global Infrastructure ETF
Highways & Railtracks ......................................................................
3,022 6 .9
Integrated Telecommunication Services ............................................
1,028 2 .4
Multi-Utilities ....................................................................................
6,511 14 .9
Oil & Gas Storage & Transportation .................................................
5,532 12 .6
Rail Transportation .............................................................................
5,508 12 .6
Renewable Electricity ........................................................................
284 0 .6
Telecom Tower REITs ........................................................................
1,855 4 .2
Water Utilities ....................................................................................
1,796 4 .1
Short-Term Investments .......................................................
130 0 .3
Total Investments ............................................................................... 43,548 99 .5
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 58 $ 4,186 $ 4,114 $ — $ — $ 130 $ 3 $ —

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Core Plus Bond ETF 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.2%
Corporate Bonds and Notes - 29.9%
Consumer Discretionary - 3.7%
Amazon.com, Inc.
5.550% due 11/20/65 23 21
5.950% due 03/13/66 142 141
6.050% due 03/13/76 141 141
Carvana Co.
9.000% due 06/01/31 (Þ) 45 50
CCO Holdings LLC / CCO Holdings
Capital Corp.
7.000% due 02/01/33 (Þ) 10 10
Churchill Downs, Inc.
4.750% due 01/15/28 (Þ) 50 50
Comcast Corp.
5.168% due 01/15/37 (Þ) 123 118
6.950% due 08/15/37 88 97
6.550% due 07/01/39 133 142
Directv Financing LLC
8.875% due 02/01/30 (Þ) 46 47
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
10.000% due 02/15/31 (Þ) 63 65
Discovery Communications LLC
6.350% due 06/01/40 68 49
Discovery Global Holdings, Inc.
4.279% due 03/15/32 62 50
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 51 50
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 51 50
Gates Corp.
6.875% due 07/01/29 (Þ) 64 66
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 (Þ) 32 29
Hilton Grand Vacations Borrower LLC
/ Hilton Grand Vacations Borrower,
Inc.
5.000% due 06/01/29 (Þ) 33 32
4.875% due 07/01/31 (Þ) 70 66
HNI Corp.
5.125% due 01/18/29 (Þ) 51 50
JetBlue Airways Corp. / JetBlue
Loyalty, LP
9.875% due 09/20/31 (Þ) 57 52
Las Vegas Sands Corp.
6.000% due 06/14/30 114 117
5.300% due 05/15/31 22 22
5.650% due 05/18/33 22 22
Macy's Retail Holdings LLC
6.700% due 07/15/34 (Þ) 68 66
MGM Resorts International
6.500% due 04/15/32 50 50
Michaels Cos., Inc.(The)
8.500% due 03/15/33 (Þ) 67 66
Sekisui House US, Inc.
3.850% due 01/15/30 156 148
2.500% due 01/15/31 161 142
Station Casinos LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 02/15/28 (Þ) 51 50
Tri Pointe Homes, Inc.
5.700% due 06/15/28 50 50
Univision Communications, Inc.
4.500% due 05/01/29 (Þ) 64 61
8.500% due 07/31/31 (Þ) 59 59
Yum! Brands, Inc.
4.750% due 01/15/30 (Þ) 16 16
2,245
Consumer Staples - 2.6%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.500% due 03/31/31 (Þ) 50 49
5.625% due 03/31/32 (Þ) 52 50
APi Group DE, Inc.
4.125% due 07/15/29 (Þ) 52 50
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.000% due 02/15/31 (Þ) 37 37
8.375% due 06/15/32 (Þ) 49 49
Coca-Cola Co. (The)
5.400% due 05/13/64 23 22
CoreCivic, Inc.
4.750% due 10/15/27 50 50
Grand Canyon University
5.125% due 10/01/28 68 67
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 69 56
Kraft Heinz Foods Co.
6.875% due 01/26/39 130 142
6.500% due 02/09/40 114 120
Maple Parent Holdings Corp.
5.050% due 03/26/31 (Þ) 11 11
5.700% due 03/26/36 (Þ) 141 143
Mobility Global, Inc.
5.450% due 06/15/31 (Þ) 147 149
6.050% due 06/15/36 (Þ) 147 149
Performance Food Group, Inc.
4.250% due 08/01/29 (Þ) 45 44
Pilgrim's Pride Corp.
3.500% due 03/01/32 37 34
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 65 61
6.375% due 03/01/33 (Þ) 61 61
Safeway, Inc.
7.250% due 02/01/31 47 49
Turning Point Brands, Inc.
7.625% due 03/15/32 (Þ) 48 50
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 50 50
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 56 49
1,542
Energy - 1.5%
BKV Upstream Midstream LLC
7.500% due 10/15/30 (Þ) 66 66
CNX Midstream Partners, LP
4.750% due 04/15/30 (Þ) 52 49

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Russell Investments Core Plus Bond ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy Transfer, LP
7.125% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.829%)(Ê) 53 55
6.500% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.676%)(Ê) 60 60
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 149 148
Gulfport Energy Operating Corp.
6.750% due 09/01/29 (Þ) 65 66
Hess Corp.
7.300% due 08/15/31 20 22
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 (Þ) 50 50
NGL Energy Operating LLC / NGL
Energy Finance Corp.
8.125% due 02/15/29 (Þ) 47 49
8.375% due 02/15/32 (Þ) 48 50
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 143 142
Talos Production, Inc.
9.375% due 02/01/31 (Þ) 62 65
Venture Global LNG, Inc.
8.375% due 06/01/31 (Þ) 23 24
9.875% due 02/01/32 (Þ) 27 29
Venture Global Plaquemines LNG LLC
7.500% due 05/01/33 (Þ) 16 18
6.500% due 06/15/34 (Þ) 29 30
923
Financial Services - 10.2%
Arbor Realty SR, Inc.
7.875% due 07/15/30 (Þ) 46 43
Series QIB
8.500% due 10/15/27 (Þ) 51 51
Associated Banc-Corp.
6.455% due 08/29/30 (SOFR +
3.030%)(Ê) 144 148
Athene Holding, Ltd.
6.625% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.607%)(Ê) 154 148
Atlanticus Holdings Corp.
9.750% due 09/01/30 (Þ) 65 66
Baldwin Insurance Group Holdings
LLC / Baldwin Insurance Group
Holdings Finance
7.125% due 05/15/31 (Þ) 50 50
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 11 11
Series MTN
2.087% due 06/14/29 (SOFR +
1.060%)(Ê) 26 25
BGC Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 05/25/28 142 148
6.600% due 06/10/29 138 142
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 (Þ) 59 61
6.250% due 06/01/31 (Þ) 44 43
Blue Owl Capital Corp.
5.950% due 03/15/29 149 149
6.200% due 07/15/30 149 149
Citigroup, Inc.
5.592% due 11/19/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.280%)(Ê) 22 22
Credit Acceptance Corp.
6.625% due 03/15/30 (Þ) 50 50
Essent Group, Ltd.
6.250% due 07/01/29 137 141
F&G Annuities & Life, Inc.
7.400% due 01/13/28 144 148
6.500% due 06/04/29 145 148
First Citizens BancShares, Inc.
4.869% due 03/03/32 (SOFR +
1.487%)(Ê) 23 22
5.600% due 09/05/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.850%)(Ê) 151 148
6.254% due 03/12/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.970%)(Ê) 123 121
Five Point Operating Co., LP
8.000% due 10/01/30 (Þ) 49 50
FNB Corp.
5.722% due 12/11/30 (SOFR +
1.930%)(Ê) 147 148
FS KKR Capital Corp.
7.875% due 01/15/29 58 60
6.875% due 08/15/29 54 54
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 22 22
4.000% due 01/15/30 125 120
4.000% due 01/15/31 157 148
Goldman Sachs Group, Inc. (The)
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 122 120
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 96 95
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 150 148
6.484% due 10/24/29 (SOFR +
1.770%)(Ê) 21 22
5.049% due 07/23/30 (SOFR +
1.210%)(Ê) 119 120
Hercules Capital, Inc.
5.350% due 02/10/29 150 149
6.000% due 06/16/30 149 149
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
9.750% due 01/15/29 36 35
4.375% due 02/01/29 58 50

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Core Plus Bond ETF 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Independent Bank Corp.
7.250% due 04/01/35 (CME Term
SOFR 3 Month + 3.530%)(Ê) 21 22
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 51 50
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 121 120
6.087% due 10/23/29 (SOFR +
1.570%)(Ê) 116 120
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 143 142
5.581% due 04/22/30 (SOFR +
1.160%)(Ê) 21 22
4.995% due 07/22/30 (SOFR +
1.125%)(Ê) 22 22
Main Street Capital Corp.
6.950% due 03/01/29 134 138
Morgan Stanley
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 22 22
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 21 22
5.173% due 01/16/30 (SOFR +
1.450%)(Ê) 119 120
MPT Operating Partnership, LP / MPT
Finance Corp.
8.500% due 02/15/32 (Þ) 64 66
New Mountain Finance Corp.
6.875% due 02/01/29 148 149
NMI Holdings, Inc.
6.000% due 08/15/29 145 148
North Haven Private Income Fund LLC
5.125% due 09/25/28 (Þ) 152 148
5.750% due 02/01/30 152 148
OneMain Finance Corp.
7.125% due 09/15/32 17 17
PartnerRe Finance B LLC
3.700% due 07/02/29 153 148
PennyMac Financial Services, Inc.
5.750% due 09/15/31 (Þ) 53 50
6.875% due 05/15/32 (Þ) 43 42
Prospect Capital Corp.
3.437% due 10/15/28 53 50
Rithm Capital Corp.
8.000% due 07/15/30 (Þ) 63 63
8.500% due 06/01/31 (Þ) 43 43
Service Properties Trust
3.334% due 09/30/28 (Þ)(ž) 54 50
Simmons First National Corp.
6.250% due 10/01/35 (CME Term
SOFR 3 Month + 3.020%)(Ê) 148 149
SouthState Bank Corp.
7.000% due 06/13/35 (CME Term
SOFR 3 Month + 3.190%)(Ê) 115 120
Texas Capital Bancshares, Inc.
5.301% due 02/27/32 (SOFR +
1.940%)(Ê) 150 149
Valley National Bancorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.219% due 06/01/36 (CME Term
SOFR 3 Month + 2.430%)(Ê) 149 149
Velocity Commercial Capital LLC
9.375% due 02/15/31 (Þ) 63 65
Western Alliance Bank
6.537% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê) 121 120
6,198
Health Care - 0.7%
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 67 66
BellRing Brands, Inc.
7.000% due 03/15/30 (Þ) 50 50
Centene Corp.
4.625% due 12/15/29 18 18
2.625% due 08/01/31 110 96
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 10 10
LifePoint Health, Inc.
8.375% due 02/15/32 (Þ) 57 59
7.000% due 05/01/34 (Þ) 52 50
Tenet Healthcare Corp.
6.750% due 05/15/31 29 30
5.500% due 11/15/32 (Þ) 24 24
403
Materials and Processing - 0.6%
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 51 50
FMC Corp.
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 91 67
Novelis Corp.
4.750% due 01/30/30 (Þ) 62 60
6.875% due 01/30/30 (Þ) 53 54
Owens-Brockway Glass Container, Inc.
9.500% due 06/01/33 (Þ) 48 49
Park-Ohio Industries, Inc.
8.500% due 08/01/30 (Þ) 48 50
TriMas Corp.
4.125% due 04/15/29 (Þ) 52 50
380
Producer Durables - 0.5%
BWX Technologies, Inc.
4.125% due 04/15/29 (Þ) 69 67
Dycom Industries, Inc.
4.500% due 04/15/29 (Þ) 51 50
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
6.625% due 12/15/30 (Þ) 49 50
GFL Environmental, Inc.
4.000% due 08/01/28 (Þ) 62 61
4.375% due 08/15/29 (Þ) 62 60
TransDigm, Inc.
6.250% due 01/31/34 (Þ) 15 15

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Russell Investments Core Plus Bond ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
303
Technology - 3.5%
Alphabet, Inc.
5.300% due 05/15/65 107 98
5.750% due 02/15/66 135 134
5.700% due 11/15/75 153 147
Amdocs, Ltd.
2.538% due 06/15/30 165 149
Booking Holdings, Inc.
5.375% due 05/07/36 120 120
Conduent Business Services, LLC /
Conduent State & Local Solutions,
Inc.
6.000% due 11/01/29 (Þ) 60 51
Dotdash Meredith, Inc.
7.625% due 06/15/32 (Þ) 53 50
Getty Images, Inc.
11.250% due 02/21/30 (Þ) 78 64
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
3.500% due 03/01/29 (Þ) 53 50
IBM International Capital Pte, Ltd.
4.900% due 02/05/34 100 99
International Business Machines Corp.
4.950% due 02/03/36 100 98
7.125% due 12/01/96 130 147
Meta Platforms, Inc.
5.750% due 05/15/63 44 40
5.550% due 08/15/64 135 118
5.750% due 11/15/65 163 146
6.450% due 05/15/66 148 146
Oracle Corp.
6.550% due 02/04/46 156 147
6.700% due 02/04/56 65 61
6.850% due 02/04/66 157 146
PTC, Inc.
4.000% due 02/15/28 (Þ) 68 67
Salesforce, Inc.
6.700% due 03/15/66 51 51
2,129
Utilities - 6.6%
Alliant Energy Corp.
5.750% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.077%)(Ê) 150 148
American Electric Power Co., Inc.
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 116 121
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.500% due 06/01/30 (Þ) 47 50
6.875% due 06/01/31 (Þ) 50 51
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 77 82
4.450% due 01/15/49 168 138
4.250% due 10/15/50 20 16
4.600% due 05/01/53 134 112
CenterPoint Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.223%)(Ê) 149 149
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 12 12
Edison International
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 49 50
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 28 29
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 137 142
5.875% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.179%)(Ê) 144 144
6.100% due 06/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.013%)(Ê) 22 22
Entergy Louisiana LLC
4.900% due 04/15/36 25 24
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 48 50
Eversource Energy
Series A
6.100% due 08/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.521%)(Ê) 143 143
GCI LLC
4.750% due 10/15/28 (Þ) 52 50
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 97 99
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 22 22
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 100 100
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 138 143
5.750% due 07/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.035%)(Ê) 148 148
NRG Energy, Inc.
3.625% due 02/15/31 (Þ) 25 23
6.000% due 02/01/33 (Þ) 29 29
Oncor Electric Delivery Co. LLC
7.000% due 05/01/32 22 24
7.250% due 01/15/33 125 141

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Core Plus Bond ETF 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 09/01/38 120 142
PG&E Corp.
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 49 50
6.850% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.225%)(Ê) 60 60
Sempra
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 146 149
6.625% due 04/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.354%)(Ê) 146 148
6.375% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 49 49
Southern Co. (The)
6.000% due 04/01/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.993%)(Ê) 148 148
Series 2025
6.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.069%)(Ê) 76 78
Southern Co. Gas Capital Corp.
6.050% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.822%)(Ê) 148 148
Spire, Inc.
6.250% due 06/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.556%)(Ê) 133 132
Talen Energy Supply LLC
6.250% due 02/01/34 (Þ) 50 50
Verizon Communications, Inc.
6.200% due 05/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.042%)(Ê) 146 148
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 147 148
WEC Energy Group, Inc.
5.625% due 05/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.905%)(Ê) 150 149
Xcel Energy, Inc.
5.750% due 12/03/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.168%)(Ê) 150 148
4,009
18,132
International Debt - 7.2%
1011778 BC ULC / New Red Finance,
Inc.
4.000% due 10/15/30 (Þ) 53 50
Bank of Montreal
Series J
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.338% due 03/19/30 (SOFR +
0.890%)(Ê) 22 22
Bank of Nova Scotia (The)
5.130% due 02/14/31 (SOFR +
1.070%)(Ê) 147 149
4.338% due 09/15/31 (SOFR +
1.090%)(Ê) 152 149
4.813% due 02/02/34 (SOFR +
1.045%)(Ê) 25 25
Brookfield Finance, Inc.
6.350% due 01/05/34 34 36
5.675% due 01/15/35 130 132
5.330% due 01/15/36 151 149
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
5.000% due 06/15/29 (Þ) 31 29
4.875% due 02/15/30 (Þ) 54 50
Canadian Imperial Bank of Commerce
4.283% due 01/29/30 (SOFR +
0.790%)(Ê) 25 25
5.245% due 01/13/31 (SOFR +
1.105%)(Ê) 146 148
4.580% due 09/08/31 (SOFR +
1.170%)(Ê) 150 148
CGI, Inc.
4.950% due 03/14/30 142 141
Deutsche Telekom International
Finance BV
9.250% due 06/01/32 116 141
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 139 148
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.122%)(Ê) 141 148
Fortescue Treasury Pty, Ltd.
4.500% due 09/15/27 (Þ) 50 50
goeasy, Ltd.
9.250% due 12/01/28 (Þ) 62 61
6.875% due 05/15/30 (Þ) 49 44
Petroleos Mexicanos
8.750% due 06/02/29 565 604
Rogers Communications, Inc.
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 65 66
Romanian Government International
Bond
5.875% due 01/30/29 (Þ) 1,300 1,308
South Bow Canadian Infrastructure
Holdings, Ltd.
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 63 66
Toronto-Dominion Bank (The)
5.298% due 01/30/32 24 25
4.866% due 04/22/33 100 99

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Russell Investments Core Plus Bond ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.146% due 09/10/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.500%)(Ê) 22 22
TransCanada PipeLines, Ltd.
6.125% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.250%)(Ê) 147 148
6.375% due 10/17/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.117%)(Ê) 46 47
7.000% due 06/01/65 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.614%)(Ê) 122 126
4,357
Mortgage-Backed Securities - 34.0%
Fannie Mae
3.500% due 2052 981 898
2.500% due 2054 1,078 906
6.000% due 2054 902 927
5.500% due 2055 923 927
4.500% due 2056 991 956
5.000% due 2056 2 ,4 71 2,440
5.500% due 2056 970 987
Freddie Mac
3.000% due 2052 1,041 915
4.000% due 2052 1,014 952
6.000% due 2054 890 917
5.000% due 2055 949 936
5.500% due 2055 937 947
6.000% due 2055 943 975
5.000% due 2056 1,984 1,959
5.500% due 2056 884 900
Ginnie Mae II
3.000% due 2050 446 398
2.500% due 2052 3,084 2,637
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.649% due 01/13/40 (~)(Ê)(Þ) 500 508
NYC Commercial Mortgage Trust
Series 2026-9W57 Class A
5.053% due 06/06/40 (~)(Ê)(Þ) 500 498
20,583
United States Government Treasuries - 21.1%
United States Treasury Notes
4.875% due 10/31/28 6,689 6,793
6.125% due 08/15/29 3,700 3,904
5.375% due 02/15/31 1,300 1,362
5.000% due 05/15/37 726 762
12,821
Total Long-Term Fixed
Income Investments
(cost $55,902) 55,893
Short-Term Investments - 7.0%
U.S. Cash Management Fund (@) 4,260,169 (∞) 4,259
Total Short-Term Investments
(cost $4,259) 4,259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 99.2%
(identified cost $60,161) 60,152
Other Assets and Liabilities,
Net - 0.8%
465
Net Assets - 100.0%
60,617

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Core Plus Bond ETF 41
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
12.5%
1011778 BC ULC / New Red Finance, Inc. 06/22/26 53,000 94.36 50
50
AHP Health Partners, Inc. 06/22/26 67,000 98.72 66
66
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 06/22/26 52,000 96.86 50
50
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 06/22/26 50,000 97.88 49
49
AmeriGas Partners, LP / AmeriGas Finance Corp. 06/22/26 50,000 101.45 51
51
AmeriGas Partners, LP / AmeriGas Finance Corp. 06/22/26 47,000 107.45 50
50
APi Group DE, Inc. 06/22/26 52,000 96.48 50
50
Arbor Realty SR, Inc. 06/22/26 51,000 100.27 51
51
Arbor Realty SR, Inc. 06/22/26 46,000 92.70 43
43
Arcosa, Inc. 06/22/26 51,000 98.47 50
50
Atlanticus Holdings Corp. 06/22/26 65,000 101.28 66
66
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 06/22/26 37,000 101.61 38
37
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 06/22/26 49,000 101.87 50
49
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance 06/22/26 50,000 100.28 50
50
BellRing Brands, Inc. 06/22/26 50,000 99.17 50
50
BKV Upstream Midstream LLC 06/22/26 66,000 100.65 66
66
Blackstone Mortgage Trust, Inc. 06/22/26 59,000 103.80 61
61
Blackstone Mortgage Trust, Inc. 06/22/26 44,000 97.60 43
43
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 06/22/26 54,000 92.89 50
50
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 06/22/26 31,000 94.96 29
29
BWX Technologies, Inc. 06/22/26 69,000 97.07 67
67
Carvana Co. 06/22/26 45,400 110.32 50
50
CCO Holdings LLC / CCO Holdings Capital Corp. 06/22/26 10,000 95.66 10
10
Churchill Downs, Inc. 06/22/26 50,000 99.22 50
50
CNX Midstream Partners, LP 06/22/26 52,000 96.13 50
49
Comcast Corp. 06/22/26 123,000 96.57 119
118
Conduent Business Services, LLC / Conduent State & Local Solutions, Inc. 06/22/26 60,000 83.64 50
51
Credit Acceptance Corp. 06/22/26 50,000 100.28 50
50
Directv Financing LLC 06/22/26 46,000 102.21 47
47
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 06/22/26 63,000 103.77 65
65
Dotdash Meredith, Inc. 06/22/26 53,000 95.10 50
50
Dycom Industries, Inc. 06/22/26 51,000 97.63 50
50
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 06/22/26 49,000 101.97 50
50
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 06/22/26 51,000 97.60 50
50
FirstCash, Inc. 06/22/26 51,000 98.37 50
50
Five Point Operating Co., LP 06/22/26 49,000 102.62 50
50
Fortescue Treasury Pty, Ltd. 06/23/26 50,000 99.34 50
50
Gates Corp. 06/22/26 64,000 102.54 66
66
GCI LLC 06/22/26 52,000 95.74 50
50
Getty Images, Inc. 06/22/26 77,800 88.56 69
64
GFL Environmental, Inc. 06/22/26 62,000 97.34 60
60
GFL Environmental, Inc. 06/22/26 62,000 97.88 61
61
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 06/22/26 53,000 94.24 50
50
goeasy, Ltd. 06/22/26 49,000 89.18 44
44
goeasy, Ltd. 06/22/26 62,000 98.16 61
61
Gulfport Energy Operating Corp. 06/22/26 65,000 102.05 66
66
Hertz Corp. (The) 06/22/26 69,000 91.35 63
56
Hilton Domestic Operating Co., Inc. 06/24/26 32,000 91.57 29
29
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 06/22/26 70,000 93.69 66
66
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc. 06/22/26 33,000 97.51 32
32
HNI Corp. 06/22/26 51,000 98.20 50
50
Hudson Yards Mortgage Trust 06/22/26 500,000 101.61 508
508
Iron Mountain, Inc. 06/22/26 51,000 97.98 50
50
JetBlue Airways Corp. / JetBlue Loyalty, LP 06/22/26 57,000 89.21 51
52
LifePoint Health, Inc. 06/22/26 57,000 104.17 59
59
LifePoint Health, Inc. 06/22/26 52,000 95.89 50
50
Macy's Retail Holdings LLC 06/22/26 68,000 96.40 66
66
Maple Parent Holdings Corp. 06/22/26 141,000 100.73 142
143
Maple Parent Holdings Corp. 06/23/26 11,000 99.78 11
11
Michaels Cos., Inc.(The) 06/22/26 67,000 98.49 66
66
Mobility Global, Inc. 06/22/26 147,000 100.60 148
149
Mobility Global, Inc. 06/22/26 147,000 100.88 148
149
Moss Creek Resources Holdings, Inc. 06/22/26 50,000 100.57 50
50
MPT Operating Partnership, LP / MPT Finance Corp. 06/22/26 64,000 102.37 66
66
NGL Energy Operating LLC / NGL Energy Finance Corp. 06/22/26 47,000 103.45 49
49

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Russell Investments Core Plus Bond ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
NGL Energy Operating LLC / NGL Energy Finance Corp. 06/22/26 48,000 104.21 50
50
North Haven Private Income Fund LLC 06/22/26 152,000 97.64 148
148
Novelis Corp. 06/22/26 53,000 102.63 54
54
Novelis Corp. 06/22/26 62,000 96.66 60
60
NRG Energy, Inc. 06/24/26 29,000 100.52 29
29
NRG Energy, Inc. 06/24/26 25,000 92.76 23
23
NYC Commercial Mortgage Trust 06/22/26 500,000 99.40 497
498
Owens-Brockway Glass Container, Inc. 06/22/26 48,000 103.03 49
49
Park-Ohio Industries, Inc. 06/22/26 48,000 104.69 50
50
PennyMac Financial Services, Inc. 06/22/26 53,000 93.67 50
50
PennyMac Financial Services, Inc. 06/22/26 43,000 97.33 42
42
Performance Food Group, Inc. 06/22/26 45,000 96.93 44
44
Post Holdings, Inc. 06/22/26 65,000 93.68 61
61
Post Holdings, Inc. 06/22/26 61,000 99.46 61
61
PTC, Inc. 06/22/26 68,000 98.17 67
67
Rithm Capital Corp. 06/22/26 63,000 99.07 62
63
Rithm Capital Corp. 06/22/26 43,000 99.77 43
43
Romanian Government International Bond 06/22/26 1,300,000 101.29 1,317
1,309
Service Properties Trust 06/22/26 54,000 92.92 50
50
Station Casinos LLC 06/22/26 51,000 98.82 50
50
Talen Energy Supply LLC 06/22/26 50,000 99.62 50
50
Talos Production, Inc. 06/22/26 62,000 105.22 65
65
Tenet Healthcare Corp. 06/24/26 24,000 99.43 24
24
TransDigm, Inc. 06/24/26 15,000 101.90 15
15
TriMas Corp. 06/22/26 52,000 96.22 50
50
Turning Point Brands, Inc. 06/22/26 48,000 103.35 50
50
Univision Communications, Inc. 06/22/26 59,000 100.63 59
59
Univision Communications, Inc. 06/22/26 64,000 95.35 61
61
Upbound Group, Inc. 06/22/26 50,000 99.20 50
50
Velocity Commercial Capital LLC 06/22/26 63,000 103.91 65
65
Venture Global LNG, Inc. 06/24/26 23,000 104.04 24
24
Venture Global LNG, Inc. 06/24/26 27,000 106.76 29
29
Venture Global Plaquemines LNG LLC 06/24/26 29,000 104.39 30
30
Venture Global Plaquemines LNG LLC 06/24/26 16,000 110.01 18
18
VM Consolidated, Inc. 06/22/26 56,000 87.77 49
49
Yum! Brands, Inc. 06/22/26 16,000 98.29 16 16
7,597
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 2 Year Treasury Note Futures 9 USD 1,855 09/26
2
United States 10 Year Treasury Note Futures 6 USD 659 09/26
3
United States 10 Year Ultra Treasury Note Futures 20 USD 2,249 09/26
14
United States Treasury Long Bond Futures 40 USD 4,541 09/26
16
United States Treasury Ultra Bond Futures 13 USD 1,510 09/26 10
Short Positions
United States 5 Year Treasury Note Futures 50 USD 5,352 09/26
(12)
United States 10 Year Treasury Note Futures 3 USD 330 09/26
—
United States 10 Year Ultra Treasury Note Futures 2 USD 225 09/26 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 32

Russell Investments Exchange Traded Funds
Russell Investments Core Plus Bond ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Core Plus Bond ETF 43
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 18,132 $ —
$ —
$ 18,132
International Debt — 4,357 —
—
4,357
Mortgage-Backed Securities — 20,583 —
—
20,583
United States Government Treasuries — 12,821 —
—
12,821
Short-Term Investments — — — 4,259 4,259
Total Investments
— 55,893 — 4,259 60,152
Other Financial Instruments
Assets
Futures Contracts 45 — — — 45
Liabilities
Futures Contracts (13) — — — (13)
Total Other Financial Instruments
*
$ 32 $ — $ — $ — $ 32
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
50 0.1
Canada ................................................................................................
2,253 3.7
Germany .............................................................................................
141 0.2
Mexico ...............................................................................................
604 1.0
Romania .............................................................................................
1,309 2.2
United States ......................................................................................
55,795 92.0
Total Investments ............................................................................... 60,152 99.2
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 16,393 $ 12,134 $ — $ — $ 4,259 $ 3 $ —

Russell Investments Exchange Traded Funds
Russell Investments Global Real Estate ETF
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Russell Investments Global Real Estate ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.6%
Australia - 5.8%
Charter Hall Group(ö) 380 6
Dexus(ö) 1,671 6
Goodman Group(ö) 2,175 47
HomeCo Daily Needs REIT(ö)(Þ) 5,976 5
Mirvac Group(ö) 4,236 5
NEXTDC, Ltd.(Æ) 1,141 12
Scentre Group(ö) 11,664 31
Vicinity, Ltd.(ö) 2,696 5
117
Belgium - 1.3%
Aedifica SA(ö) 160 13
Warehouses De Pauw CVA(ö) 537 14
27
Canada - 1.5%
Chartwell Retirement Residences 1,026 16
Granite Real Estate Investment Trust(ö) 83 6
RioCan Real Estate Investment Trust(ö) 502 8
30
France - 2.2%
Unibail-Rodamco-Westfield(ö) 384 45
Germany - 1.9%
Sirius Real Estate, Ltd.(ö) 6,307 8
TAG Immobilien AG 1,396 22
Vonovia SE 311 8
38
Hong Kong - 2.5%
Hongkong Land Holdings, Ltd. 2,000 14
Link REIT(ö) 1,700 8
Sun Hung Kai Properties, Ltd. 2,000 29
51
Japan - 7.8%
Activia Properties, Inc.(ö) 9 8
Arealink Co., Ltd. 1,100 6
Daiwa Securities Living Investments
Corp.(ö) 10 6
Hoshino Resorts REIT, Inc.(ö) 4 6
Isetan Mitsukoshi Holdings, Ltd. 300 8
Japan Metropolitan Fund Investment
Corp.(ö) 11 8
Japan Real Estate Investment Corp.(ö) 9 6
KDX Realty Investment Corp. (ö) 12 11
Mitsubishi Estate Co., Ltd. 800 20
Mitsui Fudosan Co., Ltd. 3,000 28
Mitsui Fudosan Logistics Park, Inc.(ö) 16 11
Nippon Prologis REIT, Inc.(ö) 14 7
Nomura Real Estate Master Fund, Inc.(ö) 8 7
Sumitomo Realty & Development Co.,
Ltd. 1,100 25
157
Netherlands - 0.4%
CTP NV(Þ) 434 8
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 3.0%
CapitaLand Integrated Commercial Trust
(ö) 12,100 21
Capitaland Investment, Ltd. 4,000 8
Centurion Accommodation REIT(Æ)(ö) 14,600 12
Keppel REIT(ö) 7,400 5
Lendlease Global Commercial REIT(ö) 12,600 6
UOL Group, Ltd. 1,200 9
61
Spain - 1.4%
Merlin Properties Socimi SA(ö) 1,252 22
Neinor Homes SA(Þ) 363 7
29
Sweden - 0.6%
Castellum AB 382 5
Fastighets AB Balder Class B(Æ) 1,355 7
12
Switzerland - 1.1%
Swiss Prime Site AG 139 23
United Kingdom - 4.0%
Big Yellow Group PLC(ö) 1,115 13
British Land Co. PLC (The)(ö) 1,317 7
Hammerson PLC(ö) 2,358 12
Land Securities Group PLC(ö) 1,070 9
LondonMetric Property PLC(ö) 5,843 15
Segro PLC(ö) 2,191 25
81
United States - 66.1%
Agree Realty Corp.(ö) 184 14
American Tower Corp.(ö) 127 21
Brixmor Property Group, Inc.(ö) 406 13
Camden Property Trust(ö) 185 21
CareTrust REIT, Inc.(ö) 502 20
Curbline Properties Corp.(ö) 352 11
Digital Realty Trust, Inc.(ö) 274 49
EastGroup Properties, Inc.(ö) 77 16
Equinix, Inc.(ö) 128 133
Equity LifeStyle Properties, Inc.(ö) 338 22
Equity Residential(ö) 760 52
Essential Properties Realty Trust, Inc.(ö) 237 7
Essex Property Trust, Inc.(ö) 136 40
Extra Space Storage, Inc.(ö) 216 31
Federal Realty Investment Trust(ö) 248 31
First Industrial Realty Trust, Inc.(ö) 119 7
Gaming and Leisure Properties, Inc.(ö) 687 31
Healthcare Realty Trust, Inc.(ö) 1,213 24
Hilton Worldwide Holdings, Inc. 19 6
Host Hotels & Resorts, Inc.(ö) 999 24
Invitation Homes, Inc.(ö) 1,220 37
Iron Mountain, Inc.(ö) 294 37
Janus Living, Inc. Class A(ö) 319 9
Macerich Co. (The)(ö) 393 10
Marriott International, Inc. Class A 9 3
National Storage Affiliates Trust(ö) 485 22
NETSTREIT Corp.(ö) 870 18
Outfront Media, Inc.(ö) 371 12

Russell Investments Exchange Traded Funds
Russell Investments Global Real Estate ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Real Estate ETF 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pebblebrook Hotel Trust(ö) 251 5
Prologis, Inc.(ö) 840 114
Public Storage(ö) 133 42
Realty Income Corp.(ö) 510 32
Regency Centers Corp.(ö) 204 16
Simon Property Group, Inc.(ö) 285 64
SL Green Realty Corp.(ö) 187 10
Sun Communities, Inc.(ö) 229 27
Terreno Realty Corp.(ö) 80 5
Urban Edge Properties(ö) 295 7
Ventas, Inc.(ö) 556 49
Vornado Realty Trust(ö) 1,081 42
Welltower, Inc.(ö) 806 183
WP Carey, Inc.(ö) 266 19
1,336
Total Common Stocks
(cost $1,996) 2,015
Short-Term Investments - 0.2%
United States - 0.2%
U.S. Cash Management Fund(@) 4,087 (∞) 4
Total Short-Term Investments
(cost $4) 4
Total Investments - 99.8%
(identified cost $2,000) 2,019
Other Assets and Liabilities,
Net - 0.2%
4
Net Assets - 100.0%
2,023

Russell Investments Exchange Traded Funds
Russell Investments Global Real Estate ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Russell Investments Global Real Estate ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.0%
CTP NV 06/22/26 EUR 434 17.79 8
8
HomeCo Daily Needs REIT 06/22/26 AUD 5,976 0.92 5
5
Neinor Homes SA 06/22/26 EUR 363 18.64 7 7
20
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 117 $ — $ — $ — $ 117
Belgium 2 7 — — — 2 7
Canada 30 — — — 30
France 45 — — — 45
Germany 38 — — — 38
Hong Kong 51 — — — 51
Japan 157 — — — 157
Netherlands 8 — — — 8
Singapore 61 — — — 61
Spain 29 — — — 29
Sweden 12 — — — 12
Switzerland 23 — — — 23
United Kingdom 81 — — — 81
United States 1,33 6 — — — 1,33 6
Short-Term Investments — — — 4 4
Total Investments $ 2,015 $ — $ — $ 4 $ 2,019
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2026, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
379 18.7
Healthcare ..........................................................................................
293 14.5
Industrial ............................................................................................
263 13.0

Russell Investments Exchange Traded Funds
Russell Investments Global Real Estate ETF
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Real Estate ETF 47
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Lodging/Resorts .................................................................................
75 3.7
Office ..................................................................................................
118 5.8
Residential ..........................................................................................
248 12.3
Retail ..................................................................................................
32 1 15.9
Self Storage ........................................................................................
114 5.6
Technology .........................................................................................
20 4 10.1
Short-Term Investments .......................................................
4 0.2
Total Investments ............................................................................... 2,019 99.8
Transactions (amounts in thousands) during the period ended June 30, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ — $ 669 $ 665 $ — $ — $ 4 $ — $ —

Russell Investments Exchange Traded Funds
Notes to Schedules of Investments — June 30, 2026 (Unaudited)
48 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(
Š)
Value was determined using significant unobservable inputs .
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
AED - United Arab Emirates dirham IDR - Indonesian rupiah PLN - Polish zloty
AUD - Australian dollar ILS - Israeli shekel QAR- Qatari riyal
BRL - Brazilian real INR - Indian rupee SAR - Saudi riyal
CAD - Canadian dollar ISK - Icelandic krona SEK - Swedish krona
CHF - Swiss franc ITL - Italian lira SGD - Singapore dollar
CNH – Chinese offshore spot JPY - Japanese yen THB - Thai baht
CNY - Chinese renminbi yuan KRW - South Korean won TRY - Turkish lira
DKK - Danish krone MXN - Mexican peso TWD - Taiwanese dollar
EUR - Euro MYR - Malaysian ringgit USD - United States dollar
GBP - British pound sterling NOK - Norwegian krone ZAR - South African rand
HKD - Hong Kong dollar NZD - New Zealand dollar
HUF - Hungarian forint PHP - Philippine peso

Russell Investments Exchange Traded Funds
Notes to Quarterly Report — June 30, 2026 (Unaudited)
Notes to Quarterly Report 49
1. Significant Accounting Policies
Russell Investments Exchange Traded Funds (the “Trust”) is a series investment company with seven different investment portfolios referred to as funds. This Quarterly Report reports on each of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (the “Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.
markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — June 30, 2026 (Unaudited)
50 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts and futures contracts that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Russell Investments U.S. Small Cap Equity, Russell Investments International Developed Equity, Russell Investments
Global Equity, Russell Investments Global Infrastructure, Russell Investments Core Plus Bond and Russell Investments Global
Real Estate ETFs had no transfers into or out of Level 3 for the period ended June 30, 2026.
The Russell Investments Emerging Markets Equity ETF had transfers out of Level 3 into Level 1 representing financial instruments for which quoted prices in an active market became available. The amount transferred was $1,176.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — June 30, 2026 (Unaudited)
Notes to Quarterly Report 51
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — June 30, 2026 (Unaudited)
52 Notes to Quarterly Report
transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest any cash held in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
RIM has advised the Funds that, on July 9, 2026, Russell Investments announced that an investor consortium led by B Capital, a global multi-stage investment firm, and including California Public Employees’ Retirement System, has agreed to acquire Russell
Investments, including RIM, from TA Associates and Reverence Capital (the “Transaction”). RIM expects the Transaction to close in the first quarter of 2027, subject to the receipt of regulatory approvals and other customary closing conditions. The
Transaction is not expected to result in any material change in the day-to-day management of the Funds.
As required by the Investment Company Act of 1940, as amended, the consummation of the Transaction would result in the automatic termination of the advisory agreement between RIM and the Trust, on behalf of the Funds. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and RIM will be required for RIM to continue in its capacity as an investment adviser to each Fund. The New Advisory Agreement is subject to the approval of the Board and respective shareholders of each Fund. If approved by the Board, shareholders of the Funds as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement at a special meeting of shareholders which RIM expects to be held in the fourth quarter of 2026 or the first quarter of 2027 through a proxy solicitation that will describe the Transaction in greater detail. Under the New Advisory Agreement, RIM would provide investment advisory services to each Fund on substantially similar terms to the current agreement for fees that do not exceed those that are currently in effect with respect to each Fund.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus
.

Russell Investments
Exchange Traded Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495